STATE STREET RESEARCH
INSTITUTIONAL FUNDS
SEMIANNUAL REPORT


July 31, 2002







One Financial Center - Boston, MA - 02111 - 617 357-1200
Note: Not to be used for general solicitation purposes.

                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                             CORE FIXED INCOME FUND

A BOND FUND INVESTING IN U.S. INVESTMENT GRADE FIXED-INCOME SECURITIES AND SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX.

                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                           CORE PLUS FIXED INCOME FUND

A BOND FUND INVESTING IN A BROAD SPECTRUM OF FIXED-INCOME SECURITIES, INCLUDING HIGH YIELD AND FOREIGN SECURITIES, AND SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX.

                              STATE STREET RESEARCH
                                 INSTITUTIONAL
                              LARGE CAP GROWTH FUND

AN EQUITY FUND INVESTING IN GROWTH COMPANIES SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE RUSSELL 1000(R) GROWTH INDEX.

                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                             LARGE CAP ANALYST FUND

AN EQUITY FUND EMPHASIZING STOCK SELECTION WITHIN A DEFINED SECTOR MIX AND SEEKING COMPETITIVE TOTAL RETURNS RELATIVE TO THE RUSSELL 1000(R) INDEX.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

Investment Portfolio                                  July 31, 2002 (Unaudited)

                                         PRINCIPAL      MATURITY        VALUE
                                          AMOUNT          DATE         (NOTE 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.3%
U.S. TREASURY 10.9%
U.S. Treasury Bond, 11.25%              $  150,000      2/15/2015     $  239,115
U.S. Treasury Bond, 10.625%                480,000      8/15/2015        739,872
U.S. Treasury Bond, 9.875%                 385,000     11/15/2015        566,685
U.S. Treasury Bond, 9.25%                  475,000      2/15/2016        669,451
U.S. Treasury Bond, 7.25%                   50,000      5/15/2016         60,547
U.S. Treasury Bond, 8.875%*                770,000      2/15/2019      1,074,204
U.S. Treasury Bond, 8.125%                 540,000      8/15/2021        714,863
U.S. Treasury Bond, 6.75%                  195,000      8/15/2026        227,891
U.S. Treasury Bond, 5.25%                  940,000     11/15/2028        909,741
U.S. Treasury Bond, 6.125%                 150,000      8/15/2029        163,851
U.S. Treasury Note, 5.875%                  95,000     11/15/2004        102,295
U.S. Treasury Note, 7.00%                  610,000      7/15/2006        694,942
U.S. Treasury Note, 6.00%                  625,000      8/15/2009        696,969
U.S. Treasury STRIPS, 0.00%              3,700,000      8/15/2025        975,690
                                                                      ----------
                                                                       7,836,116
                                                                      ----------
U.S. AGENCY MORTGAGE 36.0%
Federal Home Loan
Mortgage Corp., 9.00%                       11,820     12/01/2009         12,768
Federal Home Loan
Mortgage Corp., 6.50%                        9,518      7/01/2029          9,804
Federal National
Mortgage Association, 8.00%                 13,448      4/01/2008         14,435
Federal National
Mortgage Association, 7.75%                 16,290      5/01/2008         17,338
Federal National
Mortgage Association, 8.00%                 11,983      6/01/2008         12,774
Federal National
Mortgage Association, 8.25%                  7,507      7/01/2008          7,963
Federal National
Mortgage Association, 8.50%                 31,904      2/01/2009         34,244
Federal National
Mortgage Association, 9.00%                  3,403      5/01/2009          3,684
Federal National
Mortgage Association, 6.25%                425,000      2/01/2011        457,117
Federal National
Mortgage Association, 6.50%                649,544     12/01/2014        679,176
Federal National
Mortgage Association, 7.00%                 35,685     10/01/2015         37,510
Federal National
Mortgage Association, 7.00%                 23,456     12/01/2015         24,775
Federal National
Mortgage Association, 6.50%                162,714      6/01/2016        169,374
Federal National
Mortgage Association, 6.50%                454,078      7/01/2016        472,663
Federal National
Mortgage Association, 7.00%              1,914,170      1/01/2017      2,021,842
Federal National
Mortgage Association
TBA, 7.00%                                  25,000      8/19/2017         26,406
Federal National
Mortgage Association
TBA, 6.50%                                 875,000      8/19/2017        910,823
Federal National
Mortgage Association
TBA, 6.00%                              $1,035,000      8/19/2017     $1,063,462
Federal National
Mortgage Association, 6.50%                 13,839      6/01/2028         14,257
Federal National
Mortgage Association, 6.50%                154,540      9/01/2028        159,128
Federal National
Mortgage Association, 6.50%                373,463     10/01/2028        384,551
Federal National
Mortgage Association, 6.50%                270,819     12/01/2028        278,859
Federal National
Mortgage Association, 6.50%                102,691      3/01/2029        105,740
Federal National
Mortgage Association, 6.50%                204,888      5/01/2029        210,905
Federal National
Mortgage Association, 7.50%                156,437      7/01/2029        165,872
Federal National
Mortgage Association, 6.50%                262,505      7/01/2029        270,215
Federal National
Mortgage Association, 7.00%                159,570      8/01/2029        166,051
Federal National
Mortgage Association, 7.00%                564,150     12/01/2029        587,066
Federal National
Mortgage Association, 7.00%                225,056      2/01/2030        234,337
Federal National
Mortgage Association, 7.25%                205,000      5/15/2030        238,798
Federal National
Mortgage Association, 6.50%                655,240      5/01/2031        673,260
Federal National
Mortgage Association, 6.50%                390,581      7/01/2031        401,322
Federal National
Mortgage Association
TBA, 7.50%                                 325,000      8/14/2032        342,570
Federal National
Mortgage Association
TBA, 7.00%                               2,550,000      8/14/2032      2,653,606
Federal National
Mortgage Association
TBA, 6.50%                               4,350,000      8/14/2032      4,469,625
Federal National
Mortgage Association
TBA, 6.50%                                 725,000      9/16/2032        741,994
Federal National
Mortgage Association
TBA, 6.00%                               1,425,000      9/16/2032      1,430,786
Government National
Mortgage Association, 6.50%                 14,622      9/15/2008         15,376
Government National
Mortgage Association, 6.50%                 37,767      2/15/2009         39,715
Government National
Mortgage Association, 7.50%                 44,678      6/15/2009         47,559
Government National
Mortgage Association, 6.50%                 93,741      7/15/2009         98,574

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       PRINCIPAL        MATURITY        VALUE
                                         AMOUNT           DATE         (NOTE 1)
---------------------------------------------------------------------------------
Government National
Mortgage Association, 7.50%            $   35,616      12/15/2009     $    38,091
Government National
Mortgage Association, 7.50%               311,290      12/15/2014         332,884
Government National
Mortgage Association, 7.00%               101,706       1/15/2025         106,949
Government National
Mortgage Association, 7.00%               174,511       6/15/2028         182,526
Government National
Mortgage Association, 7.00%               173,435      11/15/2028         181,401
Government National
Mortgage Association, 6.50%               514,943      11/15/2028         532,966
Government National
Mortgage Association, 7.50%               359,824      12/15/2028         383,886
Government National
Mortgage Association, 7.00%               248,190       4/15/2029         259,279
Government National
Mortgage Association, 7.00%                55,861       6/15/2029          58,357
Government National
Mortgage Association, 6.50%               297,952       9/15/2029         307,635
Government National
Mortgage Association, 7.50%               208,904      11/15/2029         221,175
Government National
Mortgage Association, 7.00%                19,236       5/15/2031          20,090
Government National
Mortgage Association, 7.00%               228,177       6/15/2031         238,301
Government National
Mortgage Association, 7.50%               239,466       7/15/2031         253,384
Government National
Mortgage Association, 7.00%                89,710       8/15/2031          93,690
Government National
Mortgage Association, 6.50%               542,150       8/15/2031         558,414
Government National
Mortgage Association, 7.00%             1,590,414      10/15/2031       1,660,981
Government National
Mortgage Association, 7.00%                93,721       2/15/2032          97,879
Government National
Mortgage Association, 6.50%               346,273       3/15/2032         356,661
Government National
Mortgage Association TBA, 7.00%           325,000       8/21/2032         339,423
                                                                      -----------
                                                                       25,930,296
                                                                      -----------
FOREIGN 0.6%
Korea Development
Bank Note, 7.125%                         100,000       4/22/2004         106,190
Petroleos Mexicanos
Note, 6.50%+                              100,000       2/01/2005         104,344
Petronas Capital Ltd.
Note, 7.00%+                              250,000       5/22/2012         259,288
                                                                      -----------
                                                                          469,822
                                                                      -----------
FOREIGN GOVERNMENT 1.5%
Republic of Chile, 5.625%              $  100,000       7/23/2007     $   100,707
Republic of China, 7.30%                   25,000      12/15/2008          28,375
Republic of Poland, 6.00%++               343,000      10/27/2014         345,572
Republic of South
Africa, 9.125%                             75,000       5/19/2009          84,375
Republic of South
Africa, 7.375%                             50,000       4/25/2012          49,750
United Mexican
States, 9.875%                            300,000       2/01/2010         330,750
United Mexican
States, 8.30%                             175,000       8/15/2031         161,875
                                                                      -----------
                                                                        1,101,404
                                                                      -----------
FINANCE/MORTGAGE 31.8%
AIG Sunamerica Global
Finance Inc. Sr. Note, 6.90%+             275,000       3/15/2032         284,548
Amortizing Residential Collateral
Trust 2002 Cl. B, 3.89%                   150,000       1/01/3032         149,907
Amortizing Residential Collateral
Trust 2002 Cl. M2, 2.94%                  150,000       6/25/2032         149,907
Associates Corp. of
North America Global
Note, 5.80%                               100,000       4/20/2004         104,445
Bank of America Corp.
Sub. Note, 7.40%                          175,000       1/15/2011         196,145
Bank One N.A
Note, 5.50%                               125,000       3/26/2007         131,405
Bear Stearns
Commercial Mortgage
Securities Inc.
1999-C1 Cl. A2, 6.02%                      25,000       2/14/2031          26,505
Bear Stearns
Commercial Mortgage
Securities Inc.
1999-WF2 Cl. A1, 6.80%                    462,152       9/15/2008         497,280
Bear Stearns
Commercial Mortgage
Securities Inc.
2000-WF2 Cl. A1, 7.11%                    133,037      10/15/2032         145,470
Bear Stearns
Commercial Mortgage
Securities Inc.
2001 Cl. A1, 6.08%                         96,098       2/15/2035         101,798
Caterpillar Financial
Asset Trust 2001-A
Cl. A3, 4.85%                             225,000       4/25/2007         231,351
Chase Commercial
Mortgage Securities
Corp. 1998-2 Cl. A1, 6.025%                93,147      11/18/2030          98,525
Chase Manhattan Auto
Owner Trust 2002-A, 4.17%                 250,000       9/15/2008         254,375
CIT Group Inc. Global
Note, 7.625%                              100,000       8/16/2005         100,722

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      PRINCIPAL      MATURITY         VALUE
                                       AMOUNT          DATE          (NOTE 1)
-----------------------------------------------------------------------------
Citibank Credit Card
Issuance Trust Note
2000-1 Cl. C1, 7.45%                 $  175,000      9/15/2007     $  190,969
Citibank Credit Card
Issuance Trust Note
2001 Cl. B1, 2.36%                       75,000      1/15/2010         75,429
Citibank Credit Card
Issuance Trust Note
2001 Cl. C3, 6.65%                      400,000      5/15/2008        429,372
Citibank Credit Card
Issuance Trust Note
2000-1 Cl. B1, 7.05%                    125,000      9/17/2007        137,109
Citigroup Inc., Sub.
Note, 7.25%                             450,000     10/01/2010        491,418
Countrywide
Asset-Backed Securities Inc.
2002-2 M2, 2.99%                        175,000     12/25/2031        175,000
Countrywide Home Loan
Inc. Note, 7.26%                        325,000      5/10/2004        347,929
Countrywide Home Loan
Inc. Note, 5.50%                         10,000      8/01/2006         10,304
Countrywide Home Loan
Inc. Note, 6.25%                         25,000      4/15/2009         25,853
County of Los Angeles,
Taxable Pension Obligation Bonds
Series 1994 D, MBIA
Insured, 6.73%                          250,000      6/30/2004        269,005
Credit Suisse First
Boston USA Note, 5.75%                  175,000      4/15/2007        180,475
Delta Airlines Inc.
Note, MBIA Insured, 6.42%               125,000      7/02/2012        128,199
Detroit Edison
Securitization Bond
2001-1 Cl. A3, 5.875%                   275,000      3/01/2010        294,019
Detroit Edison
Securitization Bond
2001-1 Cl. A4, 6.19%                     10,000      3/01/2013         10,699
Detroit Edison
Securitization Bond
2001-1 Cl. A5, 6.42%                    125,000      3/01/2015        130,770
Discover Card Master
Trust, Series 2000
Cl. A, 6.35%                             25,000      7/15/2008         26,945
Distribution
Financial Services
Trust 2001-1 Cl. A4, 5.67%              350,000      1/17/2017        364,658
DLJ Commercial
Mortgage Corp.
1998-CG1 Cl. A, 6.11%                    62,817      6/10/2031         66,563
EOP Operating LP
Note, 6.50%                             275,000      6/15/2004        289,589
Equity Residental
Properties LP Note, 6.625%              350,000      3/15/2012        362,799
ERAC USA Finance Co.
Note, 6.625%+                           150,000      2/15/2005        158,541
ERAC USA Finance Co.
Note, 8.25%+                            175,000      5/01/2005        191,943
First Union-Lehman
Brothers Bank 1997-C2
Cl. C2, 7.02%                           100,000     11/18/2029        106,839
First Union-Lehman
Brothers Bank 1998-C2
Cl. A1, 6.28%                        $  566,401     11/18/2035     $  602,286
Fleet Commercial Loan
Master LLC 2000 Cl
C1, 3.36%+                              450,000     11/16/2007        451,828
Ford Credit Auto
Owner Trust 2002-A
Cl. B, 4.79%                            350,000     11/15/2006        360,937
Ford Credit Auto
Owner Trust Note
2001-C Cl. A4, 4.83%                     25,000      2/15/2005         25,578
Ford Credit Auto
Owner Trust Note
2002-C Cl. C, 4.81%                     175,000      3/15/2007        175,731
Ford Motor Credit Co.
Note, 6.875%                            800,000      2/01/2006        812,952
General Electric
Capital Corp. Global
Note, 6.75%                              50,000      3/15/2032         49,365
General Electric
Capital Corp.
Note, 5.875%                            550,000      2/15/2012        550,632
General Motors
Acceptance Corp.
Note, 6.875%                            175,000      9/15/2011        172,776
General Motors
Acceptance Corp.
Note, 8.00%                             600,000     11/01/2031        596,136
GGP Mall Properties
2001 Cl. C3, 3.14%+                     173,063      2/15/2014        173,921
Goldman Sachs Group
Inc. Note, 7.625%                       200,000      8/17/2005        220,718
Goldman Sachs Group
LP Note, 6.625%+                        125,000     12/01/2004        133,238
Granite Mortgages PLC
2002 Cl. 1C, 3.40%                      200,000      4/20/2042        200,000
Household Finance
Corp. Note, 5.75%                       400,000      1/30/2007        387,172
IMPAC CMB Trust
2002-3 Cl. B1, 4.04%                    174,349      6/25/2032        174,172
International Lease
Finance Corp. Global
Note, 5.75%                             150,000      2/15/2007        156,536
J.P. Morgan Chase &
Co. Note, 6.75%                         175,000      2/01/2011        182,861
J.P. Morgan Commercial Mortgage
Finance Corp. 1999
Cl. A2, 6.51%                           370,000     10/15/2035        399,392
J.P. Morgan Commercial Mortgage
Finance Corp. 1997
Cl. C5, 7.24%                            75,000      9/15/2029         82,599
J.P. Morgan Commercial Mortgage
Finance Corp. 1999
Cl. B, 6.66%                            400,000     10/15/2035        431,940

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    PRINCIPAL        MATURITY        VALUE
                                     AMOUNT            DATE         (NOTE 1)
-----------------------------------------------------------------------------
John Hancock Global
Funding II Note, 7.90%+            $   300,000       7/02/2010     $   338,292
LB-UBS Commercial
Mortgage Trust
2001-C7 Cl. A4, 5.93%                  500,000      12/15/2015         524,869
LB-UBS Commercial
Mortgage Trust
2001-WM Cl. A1, 6.16%+                  93,220       7/14/2016          98,492
Lehman Brothers
Commercial Conduit
Mortgage Trust 1998-
C4 Cl. A1, 6.21%                       425,000      10/15/2035         454,753
Lehman Brothers
Holdings Inc. Note, 7.375%             150,000       5/15/2004         160,551
MBNA Corp. Note, 7.50%                 175,000       3/15/2012         189,006
MBNA Master Credit
Card Trust 1999 Cl. A, 7.00%           475,000       2/15/2012         557,973
MBNA Master Credit
Card Trust 2000 Cl. A, 7.80%           150,000      10/15/2012         177,797
MBNA Master Credit
Card Trust 2001 Cl. C3, 6.55%          225,000      12/15/2008         239,976
MBNA Master Credit
Card Trust 2001 Cl. C5, 3.06%          125,000       6/15/2009         125,938
Merrill Lynch & Co.
Inc. Note, 5.35%                       350,000       6/15/2004         363,765
Morgan Stanley
Capital Inc. 1999-WF1
Cl. A2, 6.21%                          500,000      11/15/2031         535,459
Morgan Stanley Dean
Witter Capital 2001
Cl. A3, 6.46%                          275,000       2/15/2033         296,600
Morgan Stanley Dean
Witter Inc. 2001 Cl
A4, 6.66%                              125,000       2/15/2033         135,723
Morgan Stanley Dean
Witter Inc. Note, 5.80%                200,000       4/01/2007         207,761
NationsLink Funding
Corp. 1998-2 Cl. A1, 6.00%              55,487       8/20/2030          58,610
NationsLink Funding
Corp. 1998-2 Cl. B, 6.795%             250,000       8/20/2030         271,918
NationsLink Funding
Corp. 1999-2 Cl. D, 7.56%              175,000       6/20/2031         191,860
New Jersey Economic
Development Authority
Series A, MBIA
Insured, 7.425%                        275,000       2/15/2029         319,269
PSE&G Transition
Funding LLC 2001-1
Transition Bond Cl. A 5, 6.45%         525,000       3/15/2013         579,957
Residential Asset
Security Corp.
2001-KS2 Cl. AI3, 5.75%            $   125,000       3/25/2027     $   129,738
Residential Asset
Security Corp.
2002-KS1 Cl. AI3, 4.99%                525,000       2/25/2027         540,452
Salomon Brothers
Commercial Mortgage
Trust 2001-C1 Cl. A2, 6.23%            350,000      12/18/2035         373,279
Salomon Brothers
Mortgage Securities
VII Inc. 2001-MMA A2, 6.13%+           175,000       2/18/2034         186,382
Sears Roebuck
Acceptance
Corp.Global Note, 6.25%                175,000       5/01/2009         179,583
Simon Property Group
LP Global Note, 7.375%                 225,000       1/20/2006         239,935
Spieker Properties LP
Note, 8.00%                             75,000       7/19/2005          81,112
Suntrust Banks Inc.
Note, 6.375%                           300,000       4/01/2011         319,026
U.S. Bank N.A. Global
Note, 6.375%                           350,000       8/01/2011         371,616
Union Planters Bank
Note, 5.125%                           100,000       6/15/2007         102,606
Vornado Realty Trust
Sr. Note, 5.625%                       175,000       6/15/2007         178,068
Washington Mutual
Inc. Note, 5.625%                      300,000       1/15/2007         313,692
Washington Mutual
Inc. Series 2002-AR4
Cl. A5, 5.60%                          350,000       4/25/2032         360,571
Wells Fargo & Co.
Sr. Global Note, 7.25%                 350,000       8/24/2005         386,228
West Penn Funding LLC
1999A Cl. A3, 6.81%                     25,000       9/25/2008          27,117
                                                                   -----------
                                                                    22,895,554
                                                                   -----------
CORPORATE 17.5%
Alcoa Inc. Global
Bond, 6.00%                            200,000       1/15/2012         208,554
AOL Time Warner Inc.
Note, 5.625%                            75,000       5/01/2005          65,250
AOL Time Warner Inc.
Note, 6.875%                           125,000       5/01/2012         104,272
AT&T Corp. Note, 6.50%                 150,000       3/15/2029         104,993
AT&T Wireless
Services Inc. Sr
Note, 8.75%                             75,000       3/01/2031          51,857
Atlantic Richfield
Co. Note, 5.90%                         75,000       4/15/2009          79,393
BAE Systems Holdings
Inc. Note, 6.40%+                      175,000      12/15/2011         181,591
Bombardier Capital
Inc. Note, 7.30%+                      150,000      12/15/2002         152,388
Bombardier Capital
Inc. Note, 6.125%+                 $   150,000       6/29/2006     $   156,801
British Telecommunications
PLC Note, 8.875%                       150,000      12/15/2030         164,589

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   PRINCIPAL     MATURITY         VALUE
                                     AMOUNT        DATE          (NOTE 1)
-------------------------------------------------------------------------
Canadian National
Railways Co. Note, 6.375%            50,000     10/15/2011         52,695
Cargill Inc. Note, 6.25%+            75,000      5/01/2006         80,553
Clear Channel
Communications Inc.
Sr. Note, 7.25%                     250,000      9/15/2003        239,860
Clear Channel
Communications Inc.
Sr. Note, 7.875%                     75,000      6/15/2005         69,010
Coca-Cola Enterprises
Inc. Note, 5.25%                    350,000      5/15/2007        366,805
Comcast Cable
Communications Corp.
Note, 6.75%                          75,000      1/30/2011         65,272
Conagra Foods Inc.
Note, 7.50%                         350,000      9/15/2005        381,608
Conoco Funding Co.
Note, 5.45%                         350,000     10/15/2006        365,179
Cox Communications
Inc. Note, 7.75%                    100,000      8/15/2006         95,045
DaimlerChrysler
Holdings Corp. Note, 8.50%          475,000      1/18/2031        528,627
Delta Airlines Inc.
Note, 7.57%                         200,000     11/18/2010        208,768
Deutsche Telekom BV
Global Note, 9.25%                  100,000      6/01/2032        103,071
Dominion Resources
Inc. Note, 7.40%                    150,000      9/16/2002        150,690
Dominion Resources
Inc. Sr. Note, 8.125%                75,000      6/15/2010         83,057
Dover Corp. Note, 6.50%             275,000      2/15/2011        290,356
Duke Energy Co. Note, 7.125%        100,000      9/03/2002        100,246
Duke Energy Co. Sr.
Note, 7.375%                        125,000      3/01/2010        132,870
Electronic Data
Systems Corp. Global
Note, 7.125%                         75,000     10/15/2009         76,294
Electronic Data
Systems Corp. Global
Note, 7.45%                          75,000     10/15/2029         72,034
Electronic Data
Systems Corp. Note, 6.85%           100,000     10/15/2004        104,545
Exelon Corp. Sr.
Note, 6.75%                         125,000      5/01/2011        128,593
Federated Department
Stores Inc. Sr. Note, 8.125%        175,000     10/15/2002        176,685
First Data Corp. Note
Cl. C, 4.70%                        350,000     11/01/2006        358,862
Ford Motor Co. Global
Note, 7.45%                         235,000      7/16/2031        210,837
Hewlett-Packard Co.
Note, 5.50%                         175,000      7/01/2007        174,913
IBM Corp. Sr. Note, 4.875%         $200,000     10/01/2006       $205,626
Indiana Michigan
Power Co. Note, 6.125%              100,000     12/15/2006         99,972
International Paper
Co. Note, 8.00%                      50,000      7/08/2003         52,405
International Paper
Co. Note, 6.75%                     200,000      9/01/2011        213,292
Kellogg Co. Note
Series B, 5.50%                     175,000      4/01/2003        177,786
Kellogg Co. Note
Series B, 6.00%                     150,000      4/01/2006        159,522
Keyspan Corp. Note, 6.15%           175,000      6/01/2006        184,709
Keyspan Gas East
Corp. Note, 7.875%                  125,000      2/01/2010        140,857
Koninklijke KPN NV
Note, 7.50%                         125,000     10/01/2005        127,738
Kroger Co. Note, 8.05%               75,000      2/01/2010         84,962
Kroger Co. Sr. Note
Series B, 7.25%                     225,000      6/01/2009        245,146
Lockheed Martin Corp.
Note, 8.20%                         200,000     12/01/2009        234,116
McDonalds Corp. Note, 6.00%          50,000      4/15/2011         52,003
News America Inc.
Note, 6.625%                        175,000      1/09/2008        173,392
Norfolk Southern
Corp. Note, 7.35%                   175,000      5/15/2007        195,316
Norfolk Southern
Corp. Sr. Note, 2.43%               250,000      7/07/2003        250,221
Ohio Power Co. Sr.
Note, 6.75%                          50,000      7/01/2004         51,710
Oncor Electric
Delivery Co. Note, 6.375%+          175,000      5/01/2012        176,432
Progress Energy Inc.
Sr. Note, 7.10%                     325,000      3/01/2011        330,915
Safeway Inc. Note, 7.00%            125,000      9/15/2002        125,586
Safeway Inc. Note, 6.15%             50,000      3/01/2006         53,123
Southern Co. Capital
Funding Inc. Sr. Note
Series A, 5.30%                     175,000      2/01/2007        179,203
Target Corp. Note, 5.875%           250,000      3/01/2012        259,247
TCI Communications
Inc. Deb., 7.875%                    75,000      2/15/2026         58,995
Telecom de Puerto
Rico Inc. Sr. Note, 6.65%           175,000      5/15/2006        181,160
Telus Corp. Note, 7.50%              75,000      6/01/2007         48,000
Telus Corp. Note, 8.00%             125,000      6/01/2011         75,000
Tenet Healthcare
Corp. Sr. Note, 5.375%              350,000     11/15/2006        355,509
Thomson Corp. Note, 5.75%           125,000      2/01/2008        127,475
Tyson Foods Inc.
Note, 6.625%                        350,000     10/01/2004        368,546
Unilever Capital
Corp. Global Note, 6.875%           175,000     11/01/2005        192,456
Unilever Capital
Corp. Global Note, 7.125%            75,000     11/01/2010         84,167
United Technologies
Corp. Note, 7.125%                  200,000     11/15/2010        226,628

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         PRINCIPAL          MATURITY        VALUE
                                                          AMOUNT             DATE         (NOTE 1)
----------------------------------------------------------------------------------------------------
United Technologies
Corp. Note, 6.70%                                     $    125,000         8/01/2028    $    131,009
Valero Energy Corp.
Note, 6.875%                                               125,000         4/15/2012         130,855
Vodafone Group PLC
Global Note, 7.625%                                        225,000         2/15/2005         241,474
Walt Disney Co.
Global Note, 3.90%                                         350,000         9/15/2003         353,573
Weyerhaeuser Co.
Note, 6.00%                                                325,000         8/01/2006         338,167
                                                                                        ------------
                                                                                          12,572,456
                                                                                        ------------
TOTAL FIXED INCOME SECURITIES
(COST $69,177,016)                                                                        70,805,648
                                                                                        ------------
COMMERCIAL PAPER 18.3%
AIG Funding Inc., 1.75%                                  2,346,000         8/19/2002       2,343,947
American Express
Credit Corp., 1.75%                                        568,000         8/14/2002         567,641
American Express
Credit Corp., 1.74%                                        428,000         8/14/2002         427,731
E.I. Du Pont de
Nemours & Co., 1.73%                                  $  1,489,000         9/09/2002    $  1,486,209
General Electric
Capital Corp., 1.60%                                     2,475,000         8/01/2002       2,475,000
General Electric
Capital Corp., 1.75%                                       190,000         8/08/2002         189,935
Merck & Company Inc., 1.74%                              2,800,000         8/14/2002       2,798,241
Pitney Bowes Inc., 1.74%                                 2,900,000         8/08/2002       2,899,019
                                                                                        ------------
TOTAL COMMERCIAL PAPER
(COST $13,187,723)                                                                        13,187,723
                                                                                        ------------
TOTAL INVESTMENTS (COST $82,364,739) - 116.6%                                             83,993,371
CASH AND OTHER ASSETS, LESS LIABILITIES - (16.6%)                                        (11,981,321)
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $ 72,012,050
                                                                                        ============
FEDERAL INCOME TAX INFORMATION:
At July 31, 2002, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $82,372,411 was as follows:
Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                                      $  1,948,246
Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                                          (327,286)
                                                                                        ------------
                                                                                        $  1,620,960
                                                                                        ============

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

* A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2002.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2002 were $3,061,328 and $3,128,582 (4.34% of net assets), respectively.

++ Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.

Futures contracts open at July 31, 2002, are as follows:

                                                                                            UNREALIZED
                                         NUMBER OF       NOTIONAL          EXPIRATION      APPRECIATION
TYPE                                     CONTRACTS        AMOUNT             MONTH        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
30-Year U.S. Treasury Bonds Long             3         $   300,000      September, 2002     $  23,792
2-Year U.S. Treasury Notes Long              5         $ 1,000,000      September, 2002         9,440
5-Year U.S. Treasury Notes Short           (34)        $(3,400,000)     September, 2002       (47,358)
10-Year U.S. Treasury Notes Short          (46)        $(4,600,000)     September, 2002      (178,326)
                                                                                            ---------
                                                                                            $(192,452)
                                                                                            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
CORE PLUS FIXED INCOME FUND

Investment Portfolio                                  July 31, 2002 (Unaudited)

                                   PRINCIPAL      MATURITY        VALUE
                                     AMOUNT         DATE         (NOTE 1)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.4%
U.S. TREASURY 5.2%
U.S. Treasury Bond, 11.25%        $  100,000      2/15/2015     $  159,410
U.S. Treasury Bond, 10.625%          700,000      8/15/2015      1,078,980
U.S. Treasury Bond, 9.875%*          600,000     11/15/2015        883,146
U.S. Treasury Bond, 8.125%           125,000      8/15/2021        165,477
U.S. Treasury Bond, 5.25%            275,000     11/15/2028        266,148
U.S. Treasury Bond, 6.125%            25,000      8/15/2029         27,309
U.S. Treasury Note, 5.875%           150,000     11/15/2004        161,438
U.S. Treasury Note, 6.00%            100,000      8/15/2009        111,515
U.S. Treasury STRIPS, 0.00%        3,775,000      8/15/2025        995,467
                                                                ----------
                                                                 3,848,890
                                                                ----------
U.S. AGENCY MORTGAGE 37.0%
Federal Home Loan
Mortgage Corp., 9.00%                  9,951     12/01/2009         10,749
Federal Home Loan
Mortgage Corp., 7.00%                 85,600      5/01/2031         89,077
Federal National
Mortgage Association, 9.50%            2,105     10/01/2003          2,141
Federal National
Mortgage Association, 8.00%           11,338      4/01/2008         12,171
Federal National
Mortgage Association, 7.75%           13,686      5/01/2008         14,566
Federal National
Mortgage Association, 8.00%           10,102      6/01/2008         10,768
Federal National
Mortgage Association, 8.25%            6,264      7/01/2008          6,645
Federal National
Mortgage Association, 8.50%           23,994      2/01/2009         25,755
Federal National
Mortgage Association, 6.50%          433,886     12/01/2014        453,680
Federal National
Mortgage Association, 7.00%           23,433     10/01/2015         24,631
Federal National
Mortgage Association, 7.00%          105,552     12/01/2015        111,489
Federal National
Mortgage Association, 7.00%          427,993      3/01/2016        452,068
Federal National
Mortgage Association, 6.00%          731,835      5/01/2016        751,961
Federal National
Mortgage Association, 6.50%           40,678      6/01/2016         42,343
Federal National
Mortgage Association, 6.50%          589,476     10/01/2016        613,603
Federal National
Mortgage Association, 7.00%        1,640,717      1/01/2017      1,733,007
Federal National
Mortgage Association
TBA, 7.00%                            50,000      8/19/2017         52,813
Federal National
Mortgage Association
TBA, 6.50%                         1,425,000      8/19/2017      1,483,339
Federal National
Mortgage Association, 4.59%          122,759      4/25/2021        123,871
Federal National
Mortgage Association, 6.50%          378,206      9/01/2028        389,435
Federal National
Mortgage Association, 6.50%          354,484     12/01/2028        365,008
Federal National
Mortgage Association, 6.50%          211,834      3/01/2029        218,123
Federal National
Mortgage Association, 6.50%          142,045      4/01/2029        146,217
Federal National
Mortgage Association, 7.00%           49,772     12/01/2029         51,793
Federal National
Mortgage Association, 7.00%          119,147      2/01/2030        124,060
Federal National
Mortgage Association, 7.25%          275,000      5/15/2030        320,339
Federal National
Mortgage Association, 7.50%          108,987      6/01/2031        114,879
Federal National
Mortgage Association, 6.50%        1,767,135      6/01/2031      1,815,731
Federal National
Mortgage Association, 6.50%          164,455      7/01/2031        168,978
Federal National
Mortgage Association, 7.00%        1,191,583     10/01/2031      1,239,985
Federal National
Mortgage Association
TBA, 7.00%                         3,075,000      8/14/2032      3,199,937
Federal National
Mortgage Association
TBA, 6.50%                         5,925,000      8/14/2032      6,087,938
Federal National
Mortgage Association
TBA, 6.50%                           375,000      9/16/2032        383,790
Federal National
Mortgage Association
TBA, 6.00%                         1,675,000      9/16/2032      1,681,801
Government National
Mortgage Association, 6.50%           25,518      2/15/2009         26,834
Government National
Mortgage Association, 6.50%           54,709      5/15/2009         57,530
Government National
Mortgage Association, 7.50%           29,752      6/15/2009         31,670
Government National
Mortgage Association, 6.50%           12,704      6/15/2009         13,365
Government National
Mortgage Association, 7.50%           29,680     12/15/2009         31,743
Government National
Mortgage Association, 7.50%          103,765     12/15/2014        110,963
Government National
Mortgage Association, 7.00%           72,395      1/15/2025         76,127
Government National
Mortgage Association, 7.00%           82,677     10/15/2025         86,862
Government National
Mortgage Association, 7.00%          184,252      5/15/2027        193,292
Government National
Mortgage Association, 7.00%          129,791      3/15/2028        135,752
Government National
Mortgage Association, 7.00%          197,779      6/15/2028        206,863

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      PRINCIPAL        MATURITY        VALUE
                                        AMOUNT           DATE         (NOTE 1)
--------------------------------------------------------------------------------
Government National
Mortgage Association, 7.00%          $   265,933      11/15/2028     $   278,148
Government National
Mortgage Association, 6.50%              302,818      11/15/2028         313,416
Government National
Mortgage Association, 7.50%              245,734      12/15/2028         262,166
Government National
Mortgage Association, 7.00%              111,721       6/15/2029         116,713
Government National
Mortgage Association, 6.50%              473,218       9/15/2029         488,597
Government National
Mortgage Association, 7.50%              220,510      11/15/2029         233,463
Government National
Mortgage Association, 7.00%              248,921       6/15/2031         259,965
Government National
Mortgage Association, 7.00%               67,282       8/15/2031          70,268
Government National
Mortgage Association, 7.00%              381,699      10/15/2031         398,635
Government National
Mortgage Association, 7.00%              650,000       1/15/2032         678,840
Government National
Mortgage Association, 7.00%              210,871       2/15/2032         220,228
Government National
Mortgage Association
TBA, 7.50%                               625,000       8/21/2032         661,331
                                                                     -----------
                                                                      27,275,462
                                                                     -----------
FOREIGN 0.7%
Korea Development
Bank Note, 7.125%                        100,000       4/22/2004         106,190
Petroleos Mexicanos
Note, 6.50%+                             100,000       2/01/2005         104,344
Petronas Capital Ltd.
Note, 7.00%+                             275,000       5/22/2012         285,216
                                                                     -----------
                                                                         495,750
                                                                     -----------
FOREIGN GOVERNMENT 4.0%
Republic of Bulgaria, 2.81%++            242,500       7/28/2011         208,550
Republic of Chile, 5.625%                100,000       7/23/2007         100,707
Republic of China, 7.30%                  50,000      12/15/2008          56,750
Republic of Panama, 5.00%++              355,554       7/17/2014         280,888
Republic of Peru, 9.125%+++              339,000       2/21/2012         273,743
Republic of
Philippines, 8.375%                      325,000       3/12/2009         322,156
Republic of Poland, 6.00%++              343,000      10/27/2014         345,572
Republic of South Africa, 9.125%         100,000       5/19/2009         112,500
Republic of South Africa, 7.375%          50,000       4/25/2012          49,750
Republic of Turkey, 12.375%              100,000       6/15/2009          89,000
Republic of Ukraine, 11.00%              178,000       3/15/2007         178,223
Russian Federation, 8.25%                375,000       3/31/2010         364,500
United Mexican States, 9.875%            350,000       2/01/2010         385,885
United Mexican States, 8.30%             200,000       8/15/2031         185,000
                                                                     -----------
                                                                       2,953,224
                                                                     -----------
FINANCE/MORTGAGE 25.8%
AIG Sunamerica Global
Finance Inc. Sr.
Note, 6.30%+                         $   250,000       5/10/2011     $   264,845
AIG Sunamerica Global
Finance Inc. Sr.
Note, 6.90%+                             550,000       3/15/2032         569,096
Banc of America
Commercial Mortgage
Inc. 2000-1 Cl. E, 7.73%                 300,000      11/15/2031         332,531
Bank America Corp.
Sub. Note, 7.40%                         250,000       1/15/2011         280,207
Bank One N.A. Note, 5.50%                150,000       3/26/2007         157,686
Bear Stearns
Commercial Mortgage
Securities Inc. 2000
Cl. A1, 7.11%                            110,864      10/15/2032         121,225
Bear Stearns
Commercial Mortgage
Securities Inc. 2001
Cl. A, 6.08%                             480,488       2/15/2035         508,988
Caterpillar Financial
Asset Trust 2001-A
Cl. A3, 4.85%                            200,000       4/25/2007         205,645
Central Power & Light
Transition Funding
LLC 2002-1 Cl. A2, 5.01%                 650,000       1/15/2010         673,668
Chase Capital Note
Series A, 7.67%                          200,000      12/01/2026         201,488
Chase Commercial
Mortgage Securities
Corp. 1998-2 Cl. A, 6.39%                200,000      11/18/2030         215,896
Chase Commercial
Mortgage Securities
Corp. 1998-2 Cl. A, 6.025%                62,098      11/18/2030          65,684
Chase Manhattan Auto
Owner Trust 2002-A, 4.17%                300,000       9/15/2008         305,250
CIT Group Holdings
Inc. Global Note, 7.625%                 125,000       8/16/2005         125,903
Citibank Credit Card
Issuance Trust Note
2001 Cl. C3, 6.65%                       425,000       5/15/2008         456,208
Citibank Credit Card
Master Trust I Cl. A, 5.50%               50,000       2/15/2006          52,344
Citigroup Inc. Sr.
Note, 6.50%                               50,000       1/18/2011          52,532
Citigroup Inc., Sub
Note, 7.25%                              400,000      10/01/2010         436,816
Commercial Mortgage
Acceptance Corp.
1998-C1 Cl. F, 6.23%+                    400,000       7/15/2031         317,966
Community Program
Loan Trust 1987 A4, 4.50%                 46,967      10/01/2018          47,524
Countrywide Home Loan
Inc. Note, 5.25%                         250,000       5/22/2003         253,625
Countrywide Home Loan
Inc. Note, 6.25%                         225,000       4/15/2009         232,681

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     PRINCIPAL      MATURITY        VALUE
                                      AMOUNT          DATE         (NOTE 1)
----------------------------------------------------------------------------
Credit Suisse First
Boston USA Note, 5.75%              $  200,000      4/15/2007     $  206,257
Delta Air Lines Inc.
Note, MBIA Insured, 6.42%              325,000      7/02/2012        333,317
Distribution
Financial Services
2001-1 Cl. A4, 5.67%                   100,000      1/17/2017        104,188
DLJ Commercial
Mortgage Corp.
1998-CG1 Cl. B4, 7.37%+                275,000      6/10/2031        231,773
EOP Operating LP
Note, 6.80%                            400,000      1/15/2009        419,268
Equity Residential
Properties LP Note, 7.25%              200,000      6/15/2005        213,238
Equity Residential
Properties LP Note, 6.625%             200,000      3/15/2012        207,314
ERAC USA Finance
Co. Note, 6.95%+                       200,000      3/01/2004        209,704
First Union-Lehman
Brothers Bank 1997-C2
Cl. A2, 6.60%                           90,701     11/18/2029         96,272
First Union-Lehman
Brothers Bank 1998-C2
Cl. A1, 6.28%                          154,473     11/18/2035        164,260
Fleet Commercial Loan
Master LLC 2001 Cl.
C1, 3.35%+                             200,000     11/16/2007        200,812
Ford Motor Credit Co.
Note, 6.875%                           850,000      2/01/2006        863,761
General Electric
Capital Corp. Note, 5.875%             500,000      2/15/2012        500,575
General Motors
Acceptance Corp.
Note, 6.875%                           125,000      9/15/2011        123,411
General Motors
Acceptance Corp.
Note, 8.00%                            725,000     11/01/2031        720,331
Goldman Sachs Group
Inc. Note, 7.625%                      200,000      8/17/2005        220,718
Goldman Sachs Group
LP Note, 6.625%+                       100,000     12/01/2004        106,590
Household Finance
Corp. Note, 5.75%                      475,000      1/30/2007        459,767
International Lease
Finance Corp. Note, 5.75%              200,000      2/15/2007        208,714
J.P. Morgan Chase &
Co. Note, 6.75%                        200,000      2/01/2011        208,984
J.P. Morgan
Commercial Mortgage
Finance Corp. 1997-C5
Cl. C, 7.24%                           125,000      9/15/2029        137,665
J.P. Morgan
Commercial Mortgage
Finance Corp. Note
1997-C5 Cl. D, 7.35%                   100,000      9/15/2029        107,277
J.P. Morgan
Commercial Mortgage
Finance Corp. Note
1999-C7 Cl. B, 6.66%                $  100,000     10/15/2035     $  107,985
John Hancock Global
Funding II Note, 7.90%+                300,000      7/02/2010        338,292
LB-UBS Commercial
Mortgage Trust
2001-WM Cl. A1, 6.16%+                 178,082      7/14/2016        188,154
Lehman Brothers
Holdings Inc. Note, 7.375%             200,000      5/15/2004        214,068
Long Beach Asset
Holdings Corp. Note
2001-3 Cl. A, 8.35%+                    47,362      3/25/2032         47,273
Long Beach Asset
Holdings Corp. Note
2001-5, 7.87%+                          34,467      9/25/2031         34,370
MBNA Corp. Sr. Note, 6.15%             100,000     10/01/2003        102,179
MBNA Credit Card
Master Trust 1999 Cl. A, 6.35%         100,000     12/15/2006        107,000
MBNA Credit Card
Master Trust 2001 Cl. C, 6.55%         225,000     12/15/2008        239,976
MBNA Credit Card
Master Trust 2001 Cl. C5, 3.06%        175,000      6/15/2009        176,312
Merrill Lynch & Co.
Inc. Note, 5.35%                       425,000      6/15/2004        441,715
Morgan Stanley Dean
Witter & Co. Note, 5.80%               225,000      4/01/2007        233,732
Morgan Stanley Dean
Witter Capital Inc.
2001 Cl. B, 6.81%                      200,000      2/15/2033        216,869
Morgan Stanley Dean
Witter Capital Inc.
2001 Cl. C, 7.00%                      100,000      2/15/2033        108,821
Morgan Stanley Dean
Witter Capital Inc.
2002 Cl. A1, 5.38%                     797,146      1/15/2039        821,058
NationsLink Funding
Corp. 1998 Cl. A2, 6.48%               350,000      8/20/2030        379,127
NationsLink Funding
Corp. 1998 Cl. E, 7.11%                 75,000      8/20/2030         79,250
Nationslink Funding
Corp. Note 1998 Cl. B, 6.795%           75,000      8/20/2030         81,576
Nationslink Funding
Corp. Note 1999 Cl. D, 7.56%            50,000      6/20/2031         54,817
New Jersey Economic
Development
Authority, Series A,
MBIA Insured, 7.425%                    50,000      2/15/2029         58,049
PECO Energy
Transition Trust
Note 2000-A Cl. A4, 7.65%              200,000      3/01/2010        231,650
PSE&G Transitions
Funding LLC 2001-1
Cl. A3, 5.98%                          250,000      6/15/2008        264,687

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   PRINCIPAL        MATURITY        VALUE
                                     AMOUNT           DATE         (NOTE 1)
-----------------------------------------------------------------------------
Salomon Brothers
Commercial Mortgage
Trust 2001-C1 Cl. A2, 6.23%       $   375,000      12/18/2035     $   399,942
Simon Property Group
LP Global Note, 7.375%                200,000       1/20/2006         213,276
Suntrust Banks Inc.
Note, 5.05%                           200,000       7/01/2007         207,219
Suntrust Banks Inc.
Note, 6.375%                          150,000       4/01/2011         159,513
U. S. Bank NA Note, 6.375%            425,000       8/01/2011         451,248
Union Planters Bank
Note, 5.125%                          125,000       6/15/2007         128,258
Vornado Realty Trust
Sr. Note, 5.625%                      200,000       6/15/2007         203,506
Washington Mutual
Inc. Note, 5.625%                     375,000       1/15/2007         392,115
Wells Fargo & Co.
Global Note, 7.25%                    200,000       8/24/2005         220,702
Wells Fargo & Co.
Global Note, 5.125%                   250,000       2/15/2007         259,232
                                                                  -----------
                                                                   19,083,975
                                                                  -----------
CORPORATE 25.7%
Airgas Inc. Sr. Sub.
Note, 9.125%                          125,000      10/01/2011         132,500
Alaska Steel Corp.
Sr. Note, 7.875%                      225,000       2/15/2009         225,000
Allied Waste North
America Inc. Sr. Note, 7.625%          75,000       1/01/2006          69,375
Allied Waste North
America Inc. Sr.
Note, 8.875%                           50,000       4/01/2008          46,250
Allied Waste North
America Inc. Sr.
Note, 7.875%                          300,000       1/01/2009         269,250
Ametek Inc. Sr. Note, 7.20%           100,000       7/15/2008         101,887
AOL Time Warner Inc.
Note, 5.625%                          100,000       5/01/2005          87,000
AOL Time Warner Inc.
Note, 6.875%                          150,000       5/01/2012         125,127
AT&T Corp. Note, 6.50%                150,000       3/15/2029         104,992
AT&T Wireless
Services Inc. Sr.
Note, 8.75%                            75,000       3/01/2031          51,857
Autonation Inc. Sr.
Note, 9.00%                           100,000       8/01/2008         102,500
Aztar Corp. Sr. Sub.
Note, 9.00%                           200,000       8/15/2011         201,500
BAE Systems Holdings
Inc. Note, 6.40%+                     300,000      12/15/2011         311,299
Beazer Homes USA
Inc. Sr. Note, 8.375%+                150,000       4/15/2012         147,750
Beckman Coulter Inc.
Sr. Note, 7.45%                        50,000       3/04/2008          54,935
Bombardier Capital
Inc. Note, 7.30%+                 $   125,000      12/15/2002     $   126,990
Bombardier Capital
Inc. Note, 6.125%+                    175,000       6/29/2006         182,934
Briggs & Stratton
Corp. Sr. Note, 8.875%                125,000       3/15/2011         133,144
British Sky
Broadcasting Group
PLC Note, 6.875%                      375,000       2/23/2009         332,467
British Telecommunications
PLC Note, 8.875%                       50,000      12/15/2030          54,863
British Telecommunications
PLC Global Note,8.375%                 25,000      12/15/2031          27,535
Canadian National
Railways Co. Note, 6.375%              75,000      10/15/2011          79,043
Cargill Inc. Note, 6.25%+             125,000       5/01/2006         134,255
Clear Channel
Communications Inc.
Sr. Note, 7.25%                       300,000       9/15/2003         287,832
Clear Channel
Communications Inc.
Note, 7.875%                           50,000       6/15/2005          46,007
Coca-Cola Enterprises
Inc. Note, 5.25%                      400,000       5/15/2007         419,206
Comcast Cable
Communications Corp.
Note, 6.75%                            75,000       1/30/2011          65,272
Comcast Cable
Communications Corp.
Sr. Note, 6.875%                      250,000       6/15/2009         220,672
Conagra Foods Inc.
Note, 7.50%                           375,000       9/15/2005         408,866
Conoco Funding Co.
Note, 5.45%                           225,000      10/15/2006         234,758
Coors Brewing Co. Sr.
Note, 6.375%+                         200,000       5/15/2012         211,215
Cox Communications
Inc. Note, 7.75%                       50,000       8/15/2006          47,523
D. R. Horton Inc. Sr.
Note, 8.50%                           200,000       4/15/2012         196,250
DaimlerChrysler
Holdings Corp. Note, 8.50%            525,000       1/18/2031         584,272
Dana Corp. Sr. Note, 9.00%            275,000       8/15/2011         264,000
Dean Foods Co. Sr.
Note, 8.15%                           175,000       8/01/2007         181,946
Deutsche Telekom BV
Global Note, 9.25%                    100,000       6/01/2032         103,071
Dole Food Inc. Sr.
Note, 7.25%                           100,000       5/01/2009         102,207
Dominion Resources
Inc. Sr. Note, 7.625%                 125,000       7/15/2005         135,240
Dominion Resources
Inc. Note, 7.40%                       50,000       9/16/2002          50,230
Dominion Resources
Inc. Sr. Note, 8.125%                  50,000       6/15/2010          55,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    PRINCIPAL      MATURITY        VALUE
                                      AMOUNT         DATE         (NOTE 1)
---------------------------------------------------------------------------
Dover Corp. Note, 6.45%            $  200,000     11/15/2005     $  215,388
Dover Corp. Note, 6.50%               100,000      2/15/2011        105,584
DTE Energy Co. Note, 6.00%            200,000      6/01/2004        207,466
Duke Energy Co. Sr.
Note, 7.375%                          300,000      3/01/2010        318,888
Electronic Data
Systems Corp. Note, 6.85%             200,000     10/15/2004        209,090
Exelon Corp. Sr.
Note, 6.75%                           350,000      5/01/2011        360,059
Federated Department
Stores Inc. Note, 8.125%              200,000     10/15/2002        201,926
First Data Corp.
Note, 4.70%                           100,000     11/01/2006        102,532
Flextronics International Ltd.
Note, 9.875%                          100,000      7/01/2010        100,500
Ford Motor Co. Global
Note, 7.45%                           200,000      7/16/2031        179,436
Georgia Power Co.
Note, 4.875%                          100,000      7/15/2007        101,694
HCA Healthcare Co.Note, 8.75%          75,000      9/01/2010         81,688
HealthSouth Corp.
Sr. Note, 7.00%                       175,000      6/15/2008        157,500
Hewlett-Packard Co.
Note, 5.50%                           200,000      7/01/2007        199,900
IBM Corp. Sr. Note, 4.875%            175,000     10/01/2006        179,923
JLG Industries Inc.
Sr. Sub. Note, 8.375%+                100,000      6/15/2012         96,500
John Q Hammons Hotels
LP Note, 8.875%+                      200,000      5/15/2012        190,500
Kellogg Co. Note
Series B, 6.00%                       300,000      4/01/2006        319,044
Kennametal Inc. Sr.
Note, 7.20%                            50,000      6/15/2012         51,163
Keyspan Corp. Note, 6.15%             275,000      6/01/2006        290,257
Koninklijke KPN NV
Note, 7.50%                           150,000     10/01/2005        153,285
Kroger Co. Sr. Note, 8.00%             75,000      9/15/2029         83,938
Kroger Co. Note, 8.05%                 25,000      2/01/2010         28,321
Kroger Co. Sr. Note
B, 7.25%                               75,000      6/01/2009         81,716
L-3 Communications
Corp. Sr. Sub. Note, 7.625%+          200,000      6/15/2012        202,000
Luscar Coal Ltd. Sr.
Note, 9.75%                           100,000     10/15/2011        106,000
Lyondell Chemical Co.
Sr. Note Series A, 9.625%             175,000      5/01/2007        163,625
MGM Grand Inc. Sr.
Sub. Note, 9.75%                       25,000      6/01/2007         26,250
Millennium America
Inc. Sr. Note, 9.25%+                  50,000      6/15/2008         51,250
News America Inc. Sr.
Note, 6.625%                          250,000      1/09/2008        247,702
Norfolk Southern
Corp. Note, 7.35%                      75,000      5/15/2007         83,707
Norfolk Southern
Corp. Note, 6.00%                     200,000      4/30/2008        210,920
Norske Skog Ltd. Sr.
Note, 8.625%                       $  125,000      6/15/2011     $  125,937
Ohio Power Co. Sr.
Note, 6.75%                            50,000      7/01/2004         51,710
Oncor Electric
Delivery Co. Note, 6.375%+            200,000      5/01/2012        201,636
Packaging Corp. of
America Sr. Sub.
Note Series B, 9.625%                  50,000      4/01/2009         53,875
Panamsat Corp., 8.50%+                150,000      2/01/2012        137,250
Park Place
Entertainment Corp.
Sr. Sub. Note, 7.875%                  50,000      3/15/2010         48,875
Park Place
Entertainment Corp.
Sr. Sub. Note, 8.125%                 375,000      5/15/2011        369,375
Pepsi Bottling
Holdings Inc. Note, 5.625%+            25,000      2/17/2009         25,765
Potlatch Corp. Sr.
Sub. Note, 10.00%                     125,000      7/15/2011        135,000
Progress Energy Inc.
Sr. Note, 7.10%                       375,000      3/01/2011        381,825
Rogers Cantel Sr.
Deb., 9.375%                           25,000      6/01/2008         17,000
Safeway Inc. Note, 6.15%              100,000      3/01/2006        106,245
Seagate Technology
Inc. Note, 8.00%+                     200,000      5/15/2009        194,000
Senior Housing
Properties Trust Sr.
Note, 8.625%                           50,000      1/15/2012         49,750
Smithfield Foods Inc.
Sr. Note, 8.00%                        50,000     10/15/2009         50,250
Southern Company
Capital Funding Inc.
Sr. Note Series A, 5.30%              150,000      2/01/2007        153,603
Sprint Capital Corp.
Global Note, 6.00%                    125,000      1/15/2007         95,383
Sprint Capital Corp.
Note, 7.90%                            75,000      3/15/2005         60,985
Starwood Hotels
Resorts Inc. Sr.
Note, 7.875%+                         375,000      5/01/2012        354,375
Target Corp. Note, 5.875%             300,000      3/01/2012        311,097
TCI Communciations
Inc. Sr. Note, 8.65%                  175,000      9/15/2004        165,403
Telecom de Puerto
Rico Inc. Sr. Note, 6.65%             100,000      5/15/2006        103,520
Telus Corp., Note, 8.00%              400,000      6/01/2011        240,000
Tembec Industries
Inc. Sr. Note, 8.50%                  150,000      2/01/2011        150,375
Tembec Industries
Inc. Sr. Note, 7.75%                   50,000      3/15/2012         47,625
Tenet Healthcare
Corp. Sr. Note, 5.00%                 150,000      7/01/2007        149,602
Thomson Corp. Sr. Note, 5.75%         175,000      2/01/2008        178,866

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            PRINCIPAL           MATURITY        VALUE
                                              AMOUNT              DATE         (NOTE 1)
------------------------------------------------------------------------------------------
Tyco International
Group SA Note, 6.375%                      $    525,000         2/15/2006     $    414,750
Tyson Foods Inc.
Note, 6.625%                                    325,000        10/01/2004          342,221
Unilever Capital
Corp. Global Note, 7.125%                       250,000        11/01/2010          280,555
Union Pacific Corp.
Note, 7.60%                                     375,000         5/01/2005          411,281
United Technologies
Corp. Note, 7.125%                               75,000        11/15/2010           84,986
Univision
Communications Inc.
Sr. Note, 7.85%                                 100,000         7/15/2011          106,566
Valero Energy Corp.
Note, 6.875%                                    150,000         4/15/2012          157,026
Vodafone Group PLC
Global Note, 7.625%                             225,000         2/15/2005          241,474
Walt Disney Co.
Global Note, 3.90%                              325,000         9/15/2003          328,318
Waste Management Inc.
Sr. Note, 6.875%                                200,000         5/15/2009          193,780
Weyerhaeuser Co.
Note, 6.00%                                     400,000         8/01/2006          416,204
XTO Energy Inc. Sr.
Note, 7.50%                                     100,000         4/15/2012          102,750
YUM! Brands Inc. Sr.
Note, 7.70%                                     100,000         7/01/2012          100,000
                                                                              ------------
                                                                                18,963,381
                                                                              ------------
TOTAL FIXED INCOME SECURITIES
(COST $71,853,817)                                                              72,620,682
                                                                              ------------
COMMERCIAL PAPER 19.0%
American Express
Credit Corp., 1.70%                        $    832,000         8/01/2002     $    832,000
American Express
Credit Corp., 1.75%                             581,000         8/14/2002          580,633
American Express
Credit Corp., 1.74%                           1,950,000         8/14/2002        1,948,775
Caterpillar Financial
Services Corp., 1.72%                         1,517,000         9/23/2002        1,513,159
Federal Home Loan
Bank Note, 1.70%                              3,000,000         8/16/2002        2,997,875
General Electric
Capital Corp., 1.70%                          1,053,000         8/21/2002        1,052,005
General Electric
Capital Corp., 1.75%                          1,497,000         9/13/2002        1,493,871
Merck & Company Inc., 1.75%                   2,125,000         8/08/2002        2,124,277
Merck & Company Inc., 1.74%                   1,500,000         8/15/2002        1,498,985
                                                                              ------------
TOTAL COMMERCIAL PAPER (COST $14,041,580)                                       14,041,580
                                                                              ------------
TOTAL INVESTMENTS (COST $85,895,397) - 117.4%                                   86,662,262

CASH AND OTHER ASSETS, LESS LIABILITIES - (17.4%)                              (12,868,172)
                                                                              ------------
NET ASSETS - 100.0%                                                           $ 73,794,090
                                                                              ============
FEDERAL INCOME TAX INFORMATION:
At July 31, 2002, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $85,895,397 was as follows:
Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                              $1,658,398
Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                                (891,533)
                                                                              ------------
                                                                                  $766,865
                                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2002.

++Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2002 were $5,715,688 and $5,739,897 (7.78% of net assets), respectively.

Futures contracts open at July 31, 2002 are as follows:

                                                                                                  UNREALIZED
                                        NUMBER OF         NOTIONAL           EXPIRATION           APPRECIATION
TYPE                                    CONTRACTS         AMOUNT             MONTH                (DEPRECIATION)
----                                    ---------         ------             -----                --------------
30-Year U.S. Treasury Bonds Long         33                $3,300,000        September, 2002       $161,582
2-Year U.S. Treasury Notes Long           4                  $800,000        September, 2002         19,034
5-Year U.S. Treasury Notes Short        (46)              $(4,600,000)       September, 2002       (113,205)
10-Year U.S. Treasury Notes Short       (81)              $(8,100,000)       September, 2002       (378,140)
                                                                                                  ----------
                                                                                                  $(310,729)
                                                                                                  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP GROWTH FUND

Investment Portfolio                                  July 31, 2002 (Unaudited)

                                              VALUE
                                   SHARES    (NOTE 1)
------------------------------------------------------
COMMON STOCKS 100.1%
CONSUMER DISCRETIONARY 19.2%
CASINOS/GAMBLING,
HOTEL/MOTEL 1.0%
International Game
Technology Inc.*                    4,388   $  255,601
                                            ----------
COMMERCIAL SERVICES 0.7%
eBay Inc. *                         2,864      163,506
                                            ----------
COMMUNICATIONS, MEDIA &
ENTERTAINMENT 2.5%
Univision Communications
Inc. Cl. A *                        8,350      238,726
Viacom Inc. Cl. B *                10,405      405,067
                                            ----------
                                               643,793
                                            ----------
RESTAURANTS 1.1%
Darden Restaurants Inc.            12,266      284,816
                                            ----------
RETAIL 13.9%
Home Depot Inc.                    31,603      975,901
Kohl's Corp. *                     12,159      802,494
Target Corp.                        7,585      252,960
USA Interactive *                  35,173      775,529
Wal-Mart Stores Inc.               15,276      751,274
                                            ----------
                                             3,558,158
                                            ----------
TOTAL CONSUMER DISCRETIONARY                 4,905,874
                                            ----------
CONSUMER STAPLES 8.4%
BEVERAGES 4.8%
Pepsi Bottling Group Inc.           8,644      213,680
PepsiCo Inc.                       23,595    1,013,169
                                            ----------
                                             1,226,849
                                            ----------
FOODS 1.4%
Kraft Foods Inc. Cl. A              9,887      365,819
                                            ----------
HOUSEHOLD PRODUCTS 2.2%
Procter & Gamble Co.                6,192      551,026
                                            ----------
TOTAL CONSUMER STAPLES                       2,143,694
                                            ----------
FINANCIAL SERVICES 10.0%
BANKS & SAVINGS & LOAN 1.0%
Wells Fargo & Co.                   5,073   $  258,013
                                            ----------
FINANCIAL DATA
PROCESSING SERVICES &
SYSTEMS 2.8%
Concord EFS Inc. *                 16,050      312,975
First Data Corp.                   11,274      394,026
                                            ----------
                                               707,001
                                            ----------
INSURANCE 2.8%
The Saint Paul Companies,
Inc.                               13,908      434,069
XL Capital Ltd. Cl. A               3,776      279,801
                                            ----------
                                               713,870
                                            ----------
MISCELLANEOUS FINANCIAL 3.4%
American Express Co.               10,097      356,020
Citigroup Inc.                      7,945      266,476
Federal National
MortgageAssociation                 3,400      254,626
                                            ----------
                                               877,122
                                            ----------
TOTAL FINANCIAL SERVICES                     2,556,006
                                            ----------
HEALTHCARE 25.6%
DRUGS & BIOTECHNOLOGY 22.0%
Amgen Inc. *                       22,448    1,024,527
Andrx Corp. *                      11,847      262,885
Biogen Inc. *                      13,434      483,221
Eli Lilly & Co.                     5,578      325,867
Johnson & Johnson                  14,020      743,060
Pfizer Inc.                        40,541    1,311,501
Pharmacia Corp.                    17,029      761,877
Wyeth Inc.                         17,995      718,001
                                            ----------
                                             5,630,939
                                            ----------
HEALTHCARE FACILITIES 1.5%
HCA Inc.                            8,201      385,447
                                            ----------
HEALTHCARE SERVICES 1.0%
Anthem Inc. *                       3,894      264,325
                                            ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                              VALUE
                                   SHARES    (NOTE 1)
------------------------------------------------------
HOSPITAL SUPPLY 1.1%
St. Jude Medical Inc. *             7,040   $  267,520
                                            ----------
TOTAL HEALTHCARE                             6,548,231
                                            ----------
MATERIALS & PROCESSING 1.9%
CHEMICALS 1.9%
Air Products & Chemicals
Inc.                               10,835      479,449
                                            ----------
TOTAL MATERIALS & PROCESSING                   479,449
                                            ----------
OTHER 8.2%
MULTI-SECTOR 8.2%
General Electric Co.               65,092    2,095,962
                                            ----------
TOTAL OTHER                                  2,095,962
                                            ----------
OTHER ENERGY 2.3%
OIL & GAS PRODUCERS 1.3%
Ocean Energy Inc.                  16,951      337,325
                                            ----------
OIL WELL EQUIPMENT &
SERVICES 1.0%
Baker Hughes Inc.                   9,444      253,099
                                            ----------
TOTAL OTHER ENERGY                             590,424
                                            ----------
PRODUCER DURABLES 2.3%
AEROSPACE 2.3%
Lockheed Martin Corp.               4,270      273,750
United Technologies Corp.           4,659      323,800
                                            ----------
TOTAL PRODUCER DURABLES                        597,550
                                            ----------
TECHNOLOGY 22.2%
COMMUNICATIONS TECHNOLOGY 4.0%
Cisco Systems Inc.*                54,896      724,078
L-3 Communications
Holdings Inc.*                      6,366      294,237
                                            ----------
                                             1,018,315
                                            ----------
COMPUTER SOFTWARE 7.3%
Intuit Inc.*                        8,675   $  381,527
Mercury Interactive Corp*           9,002      230,631
Microsoft Corp.*                   26,242    1,259,091
                                            ----------
                                             1,871,249
                                            ----------
COMPUTER TECHNOLOGY 5.1%
Dell Computer Corp.*               31,531      786,068
Emulex Corp.*                      11,172      258,743
IBM Corp.                           3,653      257,171
                                            ----------
                                             1,301,982
                                            ----------
ELECTRONICS:
SEMICONDUCTORS/COMPONENTS 5.8%
Analog Devices Inc. *               8,395      202,320
Intel Corp.                        56,657    1,064,585
Micron Technology Inc. *           10,662      207,802
                                            ----------
                                             1,474,707
                                            ----------
TOTAL TECHNOLOGY                             5,666,253
                                            ----------
TOTAL INVESTMENTS (COST $27,763,339)-
100.1%                                      25,583,443

CASH AND OTHER ASSETS, LESS LIABILITIES-
(0.1%)                                         (22,155)
                                            ----------
NET ASSETS - 100.0%                        $25,561,288
                                            ==========

FEDERAL INCOME TAX INFORMATION:

At July 31, 2002, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $27,779,279 was as follows:

Aggregate gross unrealized
appreciation for all investments
in which there is an excess of
value over tax cost                           $362,467
Aggregate gross unrealized
depreciation for all investments
in which there is an excess of tax
cost over value                             (2,558,303)
                                            ----------
                                           $(2,195,836)
                                            ==========

*Nonincome-producing securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP ANALYST FUND

Investment Portfolio                                  July 31, 2002 (Unaudited)

                                              VALUE
                                   SHARES    (NOTE 1)
------------------------------------------------------
COMMON STOCKS 95.2%
AUTOMOBILES & TRANSPORTATION 2.1%
AUTOMOTIVE PARTS 1.5%
Delphi Automotive Systems Corp.     2,200   $   21,912
Magna International Inc. Cl. A      1,000       58,820
                                            ----------
                                                80,732
                                            ----------
TIRES & RUBBER 0.6%
Goodyear Tire & Rubber Co.          1,900       33,136
                                            ----------
TOTAL AUTOMOBILES & TRANSPORTATION             113,868
                                            ----------
CONSUMER DISCRETIONARY 12.7%
CASINOS/GAMBLING,
HOTEL/MOTEL 1.4%
International Game
Technology Inc.*                    1,300       75,725
                                            ----------
COMMERCIAL SERVICES 0.7%
Cendant Corp. *                     2,900       40,078
                                            ----------
COMMUNICATIONS, MEDIA &
ENTERTAINMENT 1.7%
Univision Communications
Inc. Cl. A*                         1,700       48,603
Viacom Inc. Cl. B*                  1,200       46,716
                                            ----------
                                                95,319
                                            ----------
RESTAURANTS 0.5%
Starbucks Corp.*                    1,300       25,519
                                            ----------
RETAIL 7.7%
GAP Inc.                            4,700       57,105
Home Depot Inc.                     2,300       71,024
Kohl's Corp.*                       1,000       66,000
Target Corp.                        1,200       40,020
USA Interactive*                    4,000       88,196
Wal-Mart Stores Inc.                2,100      103,278
                                            ----------
                                               425,623
                                            ----------
TEXTILE APPAREL
MANUFACTURERS 0.7%
Jones Apparel Group Inc.*           1,200       40,836
                                            ----------
TOTAL CONSUMER DISCRETIONARY                   703,100
                                            ----------
CONSUMER STAPLES 8.1%
BEVERAGES 3.2%
Coca-Cola Co.                       1,800   $   89,892
Pepsi Bottling Group Inc.           1,000       24,720
PepsiCo Inc.                        1,500       64,410
                                            ----------
                                               179,022
                                            ----------
DRUG & GROCERY STORE
CHAINS 0.6%
CVS Corp.                           1,100       31,460
                                            ----------
FOODS 0.9%
Kraft Foods Inc. Cl. A              1,300       48,100
                                            ----------
HOUSEHOLD PRODUCTS 2.9%
Colgate-Palmolive Co.                 600       30,810
Procter & Gamble Co.                1,500      133,485
                                            ----------
                                               164,295
                                            ----------
TOBACCO 0.5%
Philip Morris Companies, Inc.         600       27,630
                                            ----------
TOTAL CONSUMER STAPLES                         450,507
                                            ----------
FINANCIAL SERVICES 20.1%
BANKS & SAVINGS & LOAN 5.7%
Bank of America Corp.                 400       26,600
Bank of New York Co., Inc.          1,200       38,424
Bank One Corp.                        800       31,128
J.P. Morgan Chase & Co.             2,100       52,416
Wells Fargo & Co.                   3,300      167,838
                                            ----------
                                               316,406
                                            ----------
FINANCIAL DATA
PROCESSING SERVICES &
SYSTEMS 1.5%
First Data Corp.                    2,400       83,880
                                            ----------
INSURANCE 5.5%
ACE Limited                         1,600       50,672
Hartford Financial
Services Group, Inc.                1,600       80,960
The Saint Paul Companies, Inc.      2,500       78,025
XL Capital Ltd. Cl. A               1,300       96,330
                                            ----------
                                               305,987
                                            ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                              VALUE
                                   SHARES    (NOTE 1)
------------------------------------------------------
MISCELLANEOUS FINANCIAL 6.4%
American Express Co.                3,100   $  109,306
Capital One Financial
Corp.                               1,800       57,060
Citigroup, Inc.                     3,800      127,452
Morgan Stanley Dean Witter
& Co.                               1,500       60,525
                                            ----------
                                               354,343
                                            ----------
SECURITIES BROKERAGE &
SERVICES 1.0%
Lehman Brothers Holdings Inc.       1,000       56,710
                                            ----------
TOTAL FINANCIAL SERVICES                     1,117,326
                                            ----------
HEALTHCARE 14.6%
DRUGS & BIOTECHNOLOGY 13.2%
Amgen Inc.*                         1,800       82,152
Andrx Corp.*                        2,200       48,818
Barr Laboratories Inc.*               950       57,950
Biogen Inc.*                        1,300       46,761
Forest Laboratories Inc.*             870       67,399
King Pharmaceuticals Inc.*          1,850       39,239
Pfizer Inc.                         3,000       97,050
Pharmacia Corp.                     3,100      138,694
Schering-Plough Corp.               3,500       89,250
Wyeth Inc.                          1,600       63,840
                                            ----------
                                               731,153
                                            ----------
HEALTHCARE FACILITIES 0.7%
HCA Inc.                              800       37,600
                                            ----------
HEALTHCARE SERVICES 0.7%
Anthem Inc.*                          600       40,728
                                            ----------
TOTAL HEALTHCARE                               809,481
                                            ----------
INTEGRATED OILS 4.9%
INTEGRATED INTERNATIONAL 4.9%
BP PLC ADR                          1,600       74,240
ExxonMobil Corp.                    4,000      147,040
Total Fina SA ADR                     700       50,785
                                            ----------
TOTAL INTEGRATED OILS                          272,065
                                            ----------
MATERIALS & PROCESSING 3.9%
CHEMICALS 2.0%
Air Products & Chemicals Inc.       1,300       57,525
Dow Chemical Co.                    1,900       54,853
                                            ----------
                                               112,378
                                            ----------
NON-FERROUS METALS 0.7%
Alcoa Inc.                          1,500   $   40,575
                                            ----------
PAPER & FOREST PRODUCTS 1.2%
International Paper Co.             1,600       63,712
                                            ----------
TOTAL MATERIALS & PROCESSING                   216,665
                                            ----------
OTHER 4.2%
MULTI-SECTOR 4.2%
General Electric Co.                5,700      183,540
Honeywell International Inc.        1,600       51,776
                                            ----------
TOTAL OTHER                                    235,316
                                            ----------
OTHER ENERGY 1.3%
OIL & GAS PRODUCERS 0.7%
Burlington Resources Inc.           1,100       40,205
                                            ----------
OIL WELL EQUIPMENT &
SERVICES 0.6%
Schlumberger Ltd.                     700       30,044
                                            ----------
TOTAL OTHER ENERGY                              70,249
                                            ----------
PRODUCER DURABLES 4.4%
AEROSPACE 1.6%
United Technologies Corp.           1,300       90,350
                                            ----------
MACHINERY 1.2%
Deere & Co.                         1,500       63,030
                                            ----------
MISCELLANEOUS EQUIPMENT 1.1%
Danaher Corp.                       1,000       62,050
                                            ----------
PRODUCTION TECHNOLOGY
EQUIPMENT 0.5%
Applied Materials Inc.*             1,800       26,766
                                            ----------
TOTAL PRODUCER DURABLES                        242,196
                                            ----------
TECHNOLOGY 12.6%
COMMUNICATIONS
TECHNOLOGY 1.3%
Cisco Systems Inc. *                5,600       73,864
                                            ----------
COMPUTER SOFTWARE 4.3%
Microsoft Corp.*                    3,300      158,334
Oracle Systems Corp.*               4,000       40,036
Qlogic Corp.*                       1,000       40,750
                                            ----------
                                               239,120
                                            ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                              VALUE
                                   SHARES    (NOTE 1)
------------------------------------------------------
COMPUTER TECHNOLOGY 3.8%
Brocade Communications
Systems Inc.*                       1,600   $   30,000
Dell Computer Corp.*                3,100       77,283
Hewlett-Packard Co.                 1,801       25,484
IBM Corp.                           1,100       77,440
                                            ----------
                                               210,207
                                            ----------
ELECTRONICS:
SEMICONDUCTORS/COMPONENTS 3.2%
Intel Corp.                         6,100      114,619
Micron Technology Inc.*             1,700       33,133
Texas Instruments Inc.              1,300       30,095
                                            ----------
                                               177,847
                                            ----------
TOTAL TECHNOLOGY                               701,038
                                            ----------
UTILITIES 6.3%
CABLE TELEVISION & RADIO 2.3%
Comcast Corp. Cl. A *               2,800       58,520
Cox Communications Inc. Cl. A *     2,500       69,125
                                            ----------
                                               127,645
                                            ----------
ELECTRICAL 0.6%
Exelon Corp.                          700       34,335
                                            ----------
TELECOMMUNICATIONS 3.4%
Alltel Corp.                          900       36,468
Bellsouth Corp.                     2,200       59,070
SBC Communications Inc.             2,100       58,086
Vodafone Group PLC ADR              2,200       33,374
                                            ----------
                                               186,998
                                            ----------
TOTAL UTILITIES                                348,978
                                            ----------
TOTAL COMMON STOCKS (COST $6,165,027)        5,280,789
                                            ----------

                                                       PRINCIPAL     MATURITY             VALUE
                                                        AMOUNT         DATE              (NOTE 1)
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 4.5%
American Express Credit
Corp., 1.69%                                           $   145,000      8/02/02          $   144,993
General Electric Capital
Corp., 1.75%                                               105,000      8/01/02              105,000
                                                                                         -----------
TOTAL COMMERCIAL PAPER (COST $249,993)                                                       249,993
                                                                                         -----------
TOTAL INVESTMENTS (COST $6,415,020) - 99.7%                                                5,530,782
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.3%                                                14,137
                                                                                         -----------
NET ASSETS - 100.0%                                                                      $ 5,544,919
                                                                                         ===========

FEDERAL INCOME TAX INFORMATION:

At July 31, 2002, the net unrealized depreciation
of investments based on cost for Federal income
tax purposes of $6,415,020 was as follows:
Aggregate gross unrealized appreciation for
all investments in which there is an excess
of value over tax cost                                                                   $    67,791
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value                                                                            (952,029)
                                                                                         -----------
                                                                                        $  (884,238)
                                                                                         ===========

*Nonincome-producing securities.

ADR stands for American Depository Receipt, representing ownership of foreign securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
INSTITUTIONAL FUNDS

Statements of Assets and Liabilities                  July 31, 2002 (Unaudited)

                                                     STATE STREET       STATE STREET        STATE STREET        STATE STREET
                                                      RESEARCH           RESEARCH            RESEARCH            RESEARCH
                                                    INSTITUTIONAL      INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                     CORE FIXED         CORE PLUS FIXED     LARGE CAP            LARGE CAP
                                                     INCOME FUND        INCOME FUND         GROWTH FUND         ANALYST FUND
                                                    ------------       -----------------   -------------       -------------
ASSETS
Investments, at value*                               $83,993,371           $86,662,262       $25,583,443          $5,530,782
Collateral for securities on loan                      5,625,735             3,695,663         6,474,133                   -
Cash                                                      59,308                 6,982            94,610               4,304
Receivable for securities sold                         4,655,582             5,976,510           282,985              14,960
Interest and dividends receivable                        794,744               916,701             8,507               4,680
Receivable from Adviser                                        -                12,954                 -                   -
Other assets                                               7,532                   145             1,306                 249
                                                     -----------           -----------       -----------          ----------
                                                      95,136,272            97,271,217        32,444,984           5,554,975

LIABILITIES
Payable for collateral received on securities
loaned                                                 5,625,735             3,695,663         6,474,133                   -
Payable for securities purchased                      17,426,913            19,695,733           399,430               7,914
Payable for variation margin                              56,351                59,406                 -                   -
Accrued management fee (Note 2)                           15,223                26,325            10,133               2,142
                                                     -----------           -----------       -----------          ----------
                                                      23,124,222            23,477,127         6,883,696              10,056
                                                     -----------           -----------       -----------          ----------
NET ASSETS                                           $72,012,050           $73,794,090       $25,561,288          $5,544,919
                                                     ===========           ===========       ===========          ==========
NET ASSETS CONSIST OF:
   Undistributed net investment income (loss)           $209,136              $235,750           $(3,450)            $20,558
   Unrealized appreciation (depreciation)
   of investments                                      1,628,632               766,865        (2,179,896)           (884,238)
   Unrealized depreciation of futures contracts         (192,452)             (310,729)                -                   -
   Accumulated net realized gain (loss)                   87,691               113,578        (1,922,341)           (573,793)
   Paid-in capital                                    70,279,043            72,988,626        29,666,975           6,982,392
                                                     -----------           -----------       -----------          ----------
                                                     $72,012,050           $73,794,090       $25,561,288          $5,544,919
                                                     ===========           ===========       ===========          ==========
Shares                                                 6,738,655             7,107,158         5,019,739             715,946
                                                     ===========           ===========       ===========          ==========
Net Asset Value and redemption price per share            $10.69                $10.38             $5.09               $7.74
                                                     ===========           ===========       ===========          ==========
Cost of Investments                                  $82,364,739           $85,895,397       $27,763,339          $6,415,020
                                                     ===========           ===========       ===========          ==========

* INCLUDING SECURITIES ON LOAN VALUED AT $5,555,295, $3,643,661, $6,277,192 AND $0, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

Statements of Operations     For the six months ended July 31, 2002 (Unaudited)

                                                     STATE STREET         STATE STREET       STATE STREET        STATE STREET
                                                      RESEARCH              RESEARCH           RESEARCH            RESEARCH
                                                    INSTITUTIONAL         INSTITUTIONAL     INSTITUTIONAL       INSTITUTIONAL
                                                     CORE FIXED          CORE PLUS FIXED      LARGE CAP            LARGE CAP
                                                     INCOME FUND          INCOME FUND        GROWTH FUND         ANALYST FUND
                                                     ------------       -----------------   -------------       -------------
INVESTMENT INCOME
Interest (Note 1)                                      $1,796,902            $2,107,418            $2,876             $2,218
Dividends, net of foreign taxes                                 -                     -            27,901             30,427
                                                     ------------          ------------      ------------       ------------
                                                        1,796,902             2,107,418            30,777             32,645
EXPENSES
Management fee (Note 2)                                    87,604               118,457            22,509             11,974
Shareholder service fee (Note 5)                           11,521                13,339             2,349                  -
                                                     ------------          ------------      ------------       ------------
                                                           99,125               131,796            24,858             11,974
Expenses borne by the Adviser (Note 3)                    (11,521)              (33,082)           (2,349)                 -
                                                     ------------          ------------      ------------       ------------
                                                           87,604                98,714            22,509             11,974
                                                     ------------          ------------      ------------       ------------
Net investment income                                   1,709,298             2,008,704             8,268             20,671
                                                     ------------          ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY, FORWARD
CONTRACTS AND FUTURES CONTRACTS
Net realized gain (loss) on investments (Notes 1 and
4)                                                         37,705               130,921        (1,521,117)          (531,095)
Net realized gain on futures contracts (Notes 1)           71,078                55,694                 -                  -
Net realized loss on foreign currency
and forward contracts (Notes 1)                                 -               (43,839)                -                  -
                                                     ------------          ------------      ------------       ------------
    Total net realized gain (loss)                        108,783               142,776        (1,521,117)          (531,095)
                                                     ------------          ------------      ------------       ------------
Change in unrealized appreciation (depreciation)
of investments                                          1,080,497               421,290        (1,981,771)          (782,702)
Change in unrealized depreciation of
future contacts                                          (204,536)             (323,211)                -                  -
Change in unrealized depreciation of forward
contracts and foreign currency                                  -              (44,284)                 -                  -
                                                     ------------          ------------      ------------       ------------
    Total change in unrealized
    appreciation (depreciation)                           875,961                53,795        (1,981,771)          (782,702)
                                                     ------------          ------------      ------------       ------------
Net gain (loss) on investments, foreign currency and
forward contracts                                         984,744               196,571        (3,502,888)        (1,313,797)
                                                     ------------          ------------      ------------       ------------
Net increase (decrease) in net assets resulting from
operations                                             $2,694,042            $2,205,275       $(3,494,620)       $(1,293,126)
                                                     ============          ============      ============       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                   STATE STREET RESEARCH INSTITUTIONAL     STATE STREET RESEARCH INSTITUTIONAL
                                                   CORE FIXED INCOME FUND                  CORE PLUS FIXED INCOME FUND
                                                   ------------------------------------    -----------------------------------
                                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                   JULY 31, 2002       YEAR ENDED          JULY 31, 2002       YEAR ENDED
                                                   (UNAUDITED)         JANUARY 31, 2002    (UNAUDITED)         JANUARY 31, 2002
                                                   ------------------------------------    -----------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                              $  1,709,298         $  1,444,671         $  2,008,704     $  2,065,610
Net realized gain on
investments, foreign currency, forward
contracts and futures contracts                         108,783              517,932              142,776          621,165
Change in unrealized appreciation (depreciation)
of investments, foreign currency, forward
contracts and futures contracts                         875,961               56,419               53,795           (7,260)
                                                   ------------         ------------         ------------     ------------
Net increase resulting from operations                2,694,042            2,019,022            2,205,275        2,679,515
                                                   ------------         ------------         ------------     ------------
Dividends from net investment income:
   Class I                                                 --                (71,833)                --            (23,132)
   Class II                                                --               (240,355)                --            (23,434)
   Class III                                               --               (286,896)                --            (23,786)
   Class IV(a)                                       (1,736,061)            (718,095)          (1,962,603)      (1,880,137)
                                                   ------------         ------------         ------------     ------------
                                                     (1,736,061)          (1,317,179)          (1,962,603)      (1,950,489)
                                                   ------------         ------------         ------------     ------------
Distributions from capital gains:
   Class I                                                 --                   (469)                --               (141)
   Class II                                                --                 (1,527)                --               (141)
   Class III                                               --                   (131)                --               (141)
   Class IV                                            (158,424)            (371,030)            (113,989)        (521,813)
                                                   ------------         ------------         ------------     ------------
                                                       (158,424)            (373,157)            (113,989)        (522,236)
                                                   ------------         ------------         ------------     ------------


Net increase from fund shares
transactions (Note 6)                                 2,106,336           51,409,871            9,188,020       50,723,172
                                                   ------------         ------------         ------------     ------------
Total increase in net assets                          2,905,893           51,738,557            9,316,703       50,929,962
NET ASSETS
Beginning of period                                  69,106,157           17,367,600           64,477,387       13,547,425
                                                   ------------         ------------         ------------     ------------
End of period*                                     $ 72,012,050         $ 69,106,157         $ 73,794,090     $ 64,477,387
                                                   ============         ============         ============     ============

(a) INCLUDES ACTIVITY AFTER CONSOLIDATION OF SHARES ON DECEMBER 17, 2001.

* INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $209,136, $235,899, $235,750 AND $189,649 RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets


                                                   STATE STREET RESEARCH INSTITUTIONAL     STATE STREET INSTITUTIONAL RESEARCH
                                                   LARGE CAP GROWTH FUND                   LARGE CAP ANALYST FUND
                                                   ------------------------------------    -----------------------------------
                                                                                                               DECEMBER 17, 2001
                                                   SIX MONTHS ENDED                        SIX MONTHS ENDED    (COMMENCEMENT
                                                   JULY 31, 2002       YEAR ENDED          JULY 31, 2002       OF OPERATIONS) TO
                                                   (UNAUDITED)         JANUARY 31, 2002    (UNAUDITED)         JANUARY 31, 2002
                                                   ------------------------------------    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                              $      8,268        $      4,237        $     20,671        $      6,387
Net realized loss on
investments                                          (1,521,117)           (359,579)           (531,095)            (42,698)
Change in unrealized depreciation
of investments                                       (1,981,771)           (288,756)           (782,702)           (101,536)
                                                   -------------       -------------       -------------       -------------
Net decrease resulting from operations               (3,494,620)           (644,098)         (1,293,126)           (137,847)
                                                   -------------       -------------       -------------       -------------
Dividend from net investment income                        --                  --                (6,500)               --
                                                   -------------       -------------       -------------       -------------
Net increase from fund shares
transactions (Note 6)                                22,816,170           5,776,836           1,982,382           5,000,010
                                                   -------------       -------------       -------------       -------------
Total increase in net assets                         19,321,550           5,132,738             682,756           4,862,163

NET ASSETS
Beginning of period                                   6,239,738           1,107,000           4,862,163                --
                                                   -------------       -------------       -------------       -------------
End of period*                                     $ 25,561,288        $  6,239,738        $  5,544,919        $  4,862,163
                                                   ============        ============        =============       =============

* INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($3,450), ($11,718), $20,558 AND $6,387, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Notes to Unaudited Financial Statements                            July 31, 2002

NOTE 1

State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four active funds: State Street Research Institutional Core Fixed Income Fund (the "Core Fixed Fund"), State Street Research Institutional Core Plus Fixed Income Fund (the "Core Plus Fund"), State Street Research Institutional Large Cap Growth Fund (the "Large Cap Growth Fund"), and State Street Research Institutional Large Cap Analyst Fund (the "Large Cap Analyst Fund") (collectively the "Funds"). The Trust also has a fifth fund which has not commenced operations.

The investment objectives of the Funds are as follows: The Core Fixed Fund and the Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Large Cap Growth Fund, and the Large Cap Analyst Fund seek to provide long-term growth of capital.

The Core Fixed Fund, the Core Plus Fund and the Large Cap Growth Fund each offered four classes of shares from February 1, 2001 to December 16, 2001 and effective December 17, 2001 began offering one class of shares. On December 17, 2001, the Board of Directors of the Funds approved the consolidation of all currently existing classes of shares of the Core Fixed Fund and the Core Plus Fund into Class IV shares and the Large Cap Growth Fund into Class III shares. On December 17, 2001, shareholders of the consolidated classes received shares on a pro-rata basis, based on the last calculated net asset value of the surviving class. The Large Cap Analyst Fund, which commenced operations on December 17, 2001, offers one class of shares. After December 17, 2001, the minimum investment in each Fund is $1,000,000, unless the Funds' investment manager allows a lower amount at its discretion. From December 17, 2001 to May 31, 2002, the shareholder service fees for the Core Fixed Fund, the Core Plus Fund, the Large Cap Growth Fund and the Large Cap Analyst Fund were 0.05%, 0.05%, 0.10% and 0.00%, respectively. Effective June 1, 2002, there are no shareholder service fees for the Core Fixed Fund, the Core Plus Fund, the Large Cap Growth Fund and the Large Cap Analyst Fund.

The Funds' expenses were borne pro-rata by each class, except that each class bears expenses, and had exclusive voting rights related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

   A. INVESTMENT VALUATION

   Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded and before the close of business of the fund are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

   B. FORWARD CONTRACTS AND FOREIGN CURRENCIES

   A Fund enters into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

   Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

   C. SECURITY TRANSACTIONS

   Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

   D. NET INVESTMENT INCOME

   Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes. Certain fixed income securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method.

   E. DIVIDENDS

   Dividends from net investment income are declared and paid or reinvested quarterly for the Core Fixed Fund and the Core Plus Fund and annually, if any, for the Large Cap Growth Fund and Large Cap Analyst Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

   Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses, wash sale deferrals and premium/amortization on fixed income securities.

   F. FEDERAL INCOME TAX

   No provision for Federal income taxes is necessary because the Funds have elected to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods. At January 31, 2002, the Large Cap Growth Fund had a capital loss carry forward of $243,142 available, to the extent provided in regulations, to offset future capital gains which expires on January 31, 2010.

   In order to meet certain excise tax distribution requirements under
   Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 2001 through January 31, 2002, the Large Cap Growth Fund and the Large Cap Analyst Fund incurred net capital losses of approximately $133,000 and $42,000, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2003.

   G. ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   H. FUTURES

   The Funds may enter into future contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

   Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The potential risk to each Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

   I. SECURITIES LENDING

   The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. The entire amount of the collateral (consisting entirely of cash collateral is invested in State Street Navigator Securities Lending Prime Portfolio). At July 31, 2002, the value of the securities loaned and the value of the collateral were as follows:

                                                           MARKET VALUE                              COLLATERAL
                                                           ------------                              ----------
   Core Fixed Fund                                         $5,555,295                                $5,625,735
   Core Plus Fund                                          $3,643,661                                $3,695,663
   Large Cap Growth Fund                                   $6,277,192                                $6,474,133

   During the six months ended July 31, 2002, income from securities lending for the Core Fixed Fund, the Core Plus Fund and the Large Cap Growth Fund amounted to $7,056, $5,549, $1,976, respectively. There were no loaned securities for the Large Cap Analyst Fund.

NOTE 2

The Trust and the Adviser entered into an agreement under which the Adviser earned monthly fees at an annual rate of 0.25%, 0.30% and 0.45% and 0.45% of the average daily net assets for the Core Fixed Fund, the Core Plus Fund, the Large Cap Growth Fund and the Large Cap Analyst Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the six months ended July 31, 2002, the fees pursuant to such agreement amounted to $87,604, $118,457, $22,509 and $11,974 for the Core Fixed Fund, the Core Plus Fund, the Large Cap Growth Fund and the Large Cap Analyst Fund, respectively. The Funds are charged for expenses directly attributable to them, while indirect expenses are allocated among all funds in the Trust.

NOTE 3

The Adviser has contractually agreed to waive a portion of the management fees and bear or reimburse certain other expenses until termination of such agreement. During the six months ended July 31, 2002, the amounts of such expenses waived and reimbursed by the Adviser were $11,521, $33,082, and $2,349 for the Core Fixed Fund, the Core Plus Fund, and the Large Cap Growth Fund, respectively. Pursuant to an Amended and Restated Fee Waiver and Expense Agreement, the Adviser agrees, with respect to the expense limitation applicable to each Fund, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the annual expense limitation for a Fund will not be exceeded. The annual expense limitations are 0.25% for the Core Fixed Fund, 0.30% for the Core Plus Fund, 0.45% for the Large Cap Growth Fund and the Large Cap Analyst Fund, and do not include brokerage commissions and other investment-related costs, extraordinary, non-recurring and certain other unusual expenses (including taxes, litigation expenses and other extraordinary legal expenses), securities lending fees and expenses and interest expense. The Amended and Restated Fee Waiver and Expense Agreement will continue in effect until at least June 1, 2004. In addition, pursuant to an existing Fee Waiver and Expense Limitation Agreement, which ran through June 1, 2002, the Adviser agreed, with respect to the expense limitation applicable to certain Funds, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the expense limitation for a Fund will not be exceeded. The management fee limitations are 0.20% for the Core Fixed Fund and the Core Plus Fund and 0.35% for the Large Cap Growth Fund and do not include shareholder service fees, brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses such as taxes, litigation expense and other extraordinary legal expenses, securities lending fees and expenses and transfer taxes. Accordingly, for the funds covered by both fee waiver agreements, the reimbursement amounts shown above reflect reimbursement at the lower rate for the first four months and then at the higher rate for the remaining months of the reporting period.

NOTE 4

For the six months ended July 31, 2002, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                                            PURCHASES                                SALES
                                                          ------------                            ------------
Core Fixed Fund                                            $99,704,160                             $95,852,350
Core Plus Fund                                            $152,285,677                            $141,555,658
Large Cap Growth Fund                                      $30,005,676                              $7,148,468
Large Cap Analyst Fund                                      $3,847,049                              $1,962,030

Purchases of $85,971,732 and $119,893,609 and sales of $83,320,045 and
$117,406,237 of U.S. Government obligations occurred in the Core Fixed Fund and Core Plus Fund, respectively.

NOTE 5

The Trust has entered into a Servicing Agreement with the Adviser under which the Adviser provides certain shareholder services to the Funds such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. On December 17, 2001, all classes of shares of the Core Fixed Income Fund and the Core Plus Fund were consolidated into Class IV of said Fund, respectively, and all classes of shares of the Large Cap Growth Fund were consolidated into Class III of that Fund; each Fund adopted the fee structure of the surviving class. Under the Agreement, from February 1, 2001 to December 16, 2001 the Funds paid annual shareholder service fees to the Adviser at a rate of 0.30%, 0.20%, 0.10% and 0.05% of average daily net assets for Class I, Class II, Class III and Class IV, respectively for the Core Fixed Fund, the Core Plus Fund and the Large Cap Growth Fund. From December 17, 2001 to May 31, 2002, the shareholder service fees for the Core Fixed, the Core Plus and the Large Cap Growth Funds were 0.05%, 0.05% and 0.10% respectively. Effective June 1, 2002, the agreement was terminated and no further fees were paid. For the period February 1, 2002 through May 31, 2002, fees pursuant to such agreement were $11,521, $13,339 and $2,349 for Core Fixed Fund, Core Plus Fund and Large Cap Growth Fund, respectively.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At July 31, 2002, the Adviser owned 2,500 shares of the Core Fixed Fund and the Core Plus Fund and one share of the Large Cap Analyst Fund, and MetLife owned 1,015,290 shares of the Core Fixed Fund, 1,326,128 shares of the Core Plus Fund, 655,333 shares of the Large Cap Growth Fund, and 500,000 shares of the Large Cap Analyst Fund.

These transactions break down by share class as follows:

                                                     SIX MONTHS ENDED
                                                      JULY 31, 2002                       YEAR ENDED
                                                       (UNAUDITED)                    JANUARY 31, 2002
                                              -----------------------------   --------------------------------
                                              SHARES              AMOUNT             SHARES        AMOUNT
                                              ------              ------             ------        ------
CLASS I
Shares sold                                      --                    --             1,845    $     19,187
Issued upon reinvestment of
  dividend from net investment income            --                    --             3,354          35,175
Shares redeemed to Class IV                      --                    --          (185,478)     (1,956,793)
                                            -------          ------------         ---------    ------------
NET DECREASE                                     --                    --          (180,279)   $ (1,902,431)
                                            =======          ============         =========    ============

CLASS II
Issued upon reinvestment of
  dividend from net investment income            --                    --            21,177    $    221,153
Shares redeemed to Class IV                      --                    --          (606,074)     (6,394,081)
                                            -------          ------------         ---------    ------------
NET DECREASE                                     --                    --          (584,897)   $ (6,172,928)
                                            =======          ============         =========    ============

CLASS III
Shares sold                                      --                    --         1,900,176    $ 20,407,894
Issued upon reinvestment of
  dividend from net investment income            --                    --            24,898         266,127
Shares redeemed to Class IV                      --                    --        (1,975,236)    (20,837,998)
                                            -------          ------------         ---------    ------------
NET DECREASE                                     --                    --           (50,162)   $   (163,977)
                                            =======          ============         =========    ============

CLASS IV
Shares sold                                 140,583          $  1,493,866         2,860,087    $ 29,839,360
Shares sold from Classes I, II, III              --                    --         2,766,788      29,188,872
Issued upon reinvestment of:
  Dividends from net investment income      140,787             1,471,733            25,253         262,598
  Distributions from capital gains           15,316               158,367            35,368         368,544
Shares redeemed                             (99,650)           (1,017,630)             (968)        (10,167)
                                            -------          ------------         ---------    ------------
NET INCREASE                                197,036          $  2,106,336         5,686,528    $ 59,649,207
                                            =======          ============         =========    ============


ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS IV. SEE FOOTNOTE 1.

STATE STREET RESEARCH INSTITUTIONAL
CORE PLUS FIXED INCOME FUND

                                                     SIX MONTHS ENDED
                                                      JULY 31, 2002                       YEAR ENDED
                                                       (UNAUDITED)                    JANUARY 31, 2002
                                              -----------------------------   --------------------------------
                                              SHARES              AMOUNT             SHARES        AMOUNT
                                              ------              ------             ------        ------
CLASS I
Issued upon reinvestment of
distribution from capital gains                  --                    --                14    $        141
Shares redeemed to Class IV                      --                    --           (50,292)       (523,538)
                                         ----------          ------------         ---------    ------------
NET DECREASE                                     --                    --           (50,278)   $   (523,397)
                                         ==========          ============         =========    ============

CLASS II
Issued upon reinvestment of
distribution from capital gains                  --                    --                14    $        141
Shares redeemed to Class IV                      --                    --           (50,292)       (523,538)
                                         ----------          ------------         ---------    ------------
NET DECREASE                                     --                    --           (50,278)   $   (523,397)
                                         ==========          ============         =========    ============

CLASS III
Issued upon reinvestment of
dividend from net investment income              --                    --                14    $        141
Shares redeemed to Class IV                      --                    --           (50,292)       (523,538)
                                         ----------          ------------         ---------    ------------
NET DECREASE                                     --                    --           (50,278)   $   (523,397)
                                         ==========          ============         =========    ============

CLASS IV
Shares sold                               2,043,198          $ 21,145,902         4,931,089    $ 50,954,109
Shares sold from Classes I, II, III              --                    --           150,876       1,570,614
Issued upon reinvestment of:
   Dividends from net investment income     161,744             1,647,435           114,116       1,186,531
   Distributions from capital gains          11,202               113,924            51,824         518,236
Shares redeemed                          (1,327,587)          (13,719,241)         (187,970)     (1,936,127)
                                         ----------          ------------         ---------    ------------
NET INCREASE                                888,557          $  9,188,020         5,059,935    $ 52,293,363
                                         ==========          ============         =========    ============


ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS IV. SEE FOOTNOTE 1.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP GROWTH FUND

                                                     SIX MONTHS ENDED
                                                      JULY 31, 2002                       YEAR ENDED
                                                       (UNAUDITED)                    JANUARY 31, 2002
                                              -----------------------------   --------------------------------
                                              SHARES              AMOUNT             SHARES        AMOUNT
                                              ------              ------             ------        ------
CLASS I
Shares redeemed to Class III                     --                    --           (26,890)    $  (195,759)
                                          ---------           -----------           -------     -----------
NET DECREASE                                     --                    --           (26,890)    $  (195,759)
                                          =========           ===========           =======     ===========

CLASS II
Shares redeemed to Class III                     --                    --           (26,481)    $  (192,782)
                                          ---------           -----------           -------     -----------
NET DECREASE                                     --                    --           (26,481)    $  (192,782)
                                          =========           ===========           =======     ===========

CLASS III
Shares sold                               4,117,821           $22,816,170           792,940     $ 5,776,836
Shares sold from Classes I, II, III              --                    --            82,497         600,578
                                          ---------           -----------           -------     -----------
NET INCREASE                              4,117,821           $22,816,170           875,437     $ 6,377,414
                                          =========           ===========           =======     ===========

CLASS IV
Shares redeemed to Class III                     --                    --           (29,126)    $  (212,037)
                                          ---------           -----------           -------     -----------
NET DECREASE                                     --                    --           (29,126)    $  (212,037)
                                          =========           ===========           =======     ===========


ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS III. SEE FOOTNOTE 1.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP ANALYST FUND

                                                     SIX MONTHS ENDED                 DECEMBER 17, 2001
                                                      JULY 31, 2002             (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)                  TO JANUARY 31, 2002
                                              -----------------------------   --------------------------------
                                              SHARES              AMOUNT             SHARES        AMOUNT
                                              ------              ------             ------        ------
Shares sold                                  215,945            $1,982,382           500,001      $5,000,010
                                             -------            ----------           -------      ----------
NET INCREASE                                 215,945            $1,982,382           500,001      $5,000,010
                                             =======            ==========           =======      ==========

STATE STREET RESEARCH
INSTITUTIONAL CORE FIXED INCOME FUND
AND INSTITUTIONAL CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.(1)

                                                      STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND
                                                  ------------------------------------------------------------------
                                                                                                   AUGUST 2, 1999
                                                  SIX MONTHS ENDED      YEARS ENDED JANUARY 31    (COMMENCEMENT OF
                                                  JULY 31, 2002       -------------------------     OPERATIONS) TO
                                                  (UNAUDITED)           2002(5,7)     2001(6)     JANUARY 31, 2000(6)
                                                  ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              10.56              10.40         9.86            10.00
                                                  ------------        ------------ ------------   ------------
Net investment income ($)*                             0.26               0.55         0.67             0.30
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                              0.15               0.23         0.56            (0.17)
                                                  ------------        ------------ ------------   ------------
TOTAL FROM INVESTMENT OPERATIONS ($)                   0.41               0.78         1.23             0.13
                                                  ------------        ------------ ------------   ------------
Dividends from net investment income ($)              (0.26)             (0.52)       (0.69)           (0.24)
Distributions from capital gains ($)                  (0.02)             (0.10)          --            (0.03)
                                                  ------------        ------------ ------------   ------------
TOTAL DISTRIBUTIONS ($)                               (0.28)             (0.62)       (0.69)           (0.27)
                                                  ------------        ------------ ------------   ------------
NET ASSET VALUE, END OF PERIOD ($)                    10.69              10.56        10.40             9.86
                                                  ============        ============ ============   ============

Total return (%)(2)                                    4.00(3)            7.71        12.87             1.28(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)            72,012             69,106        8,892            8,435
Expense ratio (%)*                                     0.25(4)            0.25         0.25             0.25(4)
Ratio of net investment income to average net          4.88(4)            4.47         6.65             5.93(4)
assets (%)*
Portfolio turnover rate (%)                          138.05             314.06       327.36           213.41
*Reflects voluntary reduction of expenses of
these amounts (%)                                      0.03(4)            0.14         0.20             0.75(4)

                                                   STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND
                                                  ------------------------------------------------------------------
                                                                                                   AUGUST 2, 1999
                                                  SIX MONTHS ENDED      YEARS ENDED JANUARY 31    (COMMENCEMENT OF
                                                  JULY 31, 2002       -------------------------     OPERATIONS) TO
                                                  (UNAUDITED)           2002(5,7)     2001(6)     JANUARY 31, 2000(6)
                                                  ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              10.37              10.35          9.86           10.00
                                                  ------------        ------------ ------------   ------------
Net investment income ($)*                             0.27               0.59          0.69            0.31
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                              0.01               0.15          0.54           (0.14)
                                                  ------------        ------------ ------------   ------------
TOTAL FROM INVESTMENT OPERATIONS ($)                   0.28               0.74          1.23            0.17
                                                  ------------        ------------ ------------   ------------
Dividends from net investment income ($)              (0.26)             (0.59)        (0.74)          (0.26)
Distributions from capital gains ($)                  (0.01)             (0.13)         --             (0.05)
                                                  ------------        ------------ ------------   ------------
TOTAL DISTRIBUTIONS ($)                               (0.27)             (0.72)        (0.74)          (0.31)
                                                  ------------        ------------ ------------   ------------
NET ASSET VALUE, END OF PERIOD ($)                    10.38              10.37         10.35            9.86
                                                  ============        ============ ============   ============

Total return (%)(2)                                    2.90(3)            7.45         12.93            1.72(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)            73,794             64,477        11,987          11,426
Expense ratio (%)*                                     0.25(4)            0.25          0.25            0.25(4)
Ratio of net investment income to average net          5.09(4)            5.55          6.84            6.13(4)
assets (%)*
Portfolio turnover rate (%)                          185.58             353.92        323.47          234.12
*Reflects voluntary reduction of expenses of
these amounts (%)                                      0.08(4)            0.18          0.20            0.81(4)

--------------------------------------------------------------------------------
(1)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED.

(5) EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS ON THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PERMIUM AND DISCOUNT ON ALL FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.02 AND $.02 , INCREASE NET REALIZED GAIN PER SHARE BY $.02 AND $.02 , AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21% AND 0.20% FOR THE CORE FIXED FUND AND THE CORE PLUS FUND, RESPECTIVELY. THE FINANCIAL HIGHLIGHTS FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED FOR THIS CHANGE IN POLICY.

(6)  REPRESENTS PER-SHARE FIGURES FOR CLASS IV. SEE FOOTNOTE 1.

(7) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001.

STATE STREET RESEARCH
INSTITUTIONAL LARGE CAP GROWTH
FUND AND INSTITUTIONAL LARGE CAP
ANALYST FUND

For a share outstanding throughout each period.(1)

                                                     STATE STREET RESEARCH INSTITUTIONAL LARGE CAP GROWTH FUND
                                                  ------------------------------------------------------------------
                                                                                                   AUGUST 2, 1999
                                                  SIX MONTHS ENDED      YEARS ENDED JANUARY 31    (COMMENCEMENT OF
                                                  JULY 31, 2002       -------------------------     OPERATIONS) TO
                                                  (UNAUDITED)            2002(6)     2001(5)     JANUARY 31, 2000(5)
                                                  ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               6.92              10.16        12.33            10.00
                                                  ------------        ------------ ------------   ------------
Net investment income (loss)($)*                       0.00               0.02        (0.00)            0.01
Net realized and unrealized gain (loss) on            (1.83)             (3.26)       (1.14)            2.32
investments                                       ------------        ------------ ------------   ------------
TOTAL FROM INVESTMENT OPERATIONS ($)                  (1.83)             (3.24)       (1.14)            2.33
                                                  ------------        ------------ ------------   ------------
Dividends from net investment income ($)                 --                 --        (0.38)              --
Distributions from capital gains ($)                     --                 --        (0.65)              --
                                                  ------------        ------------ ------------   ------------
TOTAL DISTRIBUTIONS ($)                                  --                 --        (1.03)              --
                                                  ------------        ------------ ------------   ------------
NET ASSET VALUE, END OF PERIOD ($)                     5.09               6.92        10.16            12.33
                                                  ============        ============ ============   ============

Total return (%)(2)                                  (26.45)(3)         (31.89)       (9.91)           23.30(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)            25,561              6,240          269              308
Expense ratio (%)*                                     0.45(4)            0.45         0.45             0.45(4)
Ratio of net investment income (loss) to average       0.17(4)            0.29        (0.01)            0.09(4)
net assets (%)*
Portfolio turnover rate (%)                           56.43             140.04        82.83            41.57
*Reflects voluntary reduction of expenses of
these amounts (%)                                      0.05(4)            0.15         0.20             7.25(4)

                                                  STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND
                                                  ----------------------------------------------------------
                                                                      DECEMBER 17, 2001
                                                  SIX MONTHS ENDED    (COMMENCEMENT OF
                                                  JULY 31, 2002       OPERATIONS) TO
                                                  (UNAUDITED)         JANUARY 31, 2002
                                                  ------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               9.72               10.00
                                                     -------             -------
Net investment income ($)                              0.03                0.01
Net realized and unrealized loss on investments       (2.00)              (0.29)
                                                     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ($)                  (1.97)              (0.28)
                                                     -------             -------
Dividend from net investment income ($)               (0.01)                 --
                                                     -------             -------
TOTAL DISTRIBUTIONS ($)                               (0.01)                 --
                                                     -------             -------
NET ASSET VALUE, END OF PERIOD ($)                     7.74                9.72
                                                     =======             =======

Total return (%)(2)                                  (20.26)(3)           (2.80)(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)             5,545               4,862
Expense ratio (%)                                      0.45(4)             0.45(4)
Ratio of net investment income to average net
assets (%)                                             0.78(4)             1.06(4)

Portfolio turnover rate (%)                           38.61               14.57

--------------------------------------------------------------------------------
(1)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED.

(5)  REPRESENTS PER-SHARE FIGURES FOR CLASS III. SEE FOOTNOTE 1.

(6) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001.

STATE STREET RESEARCH
INSTITUTIONAL FUNDS
REPORT ON SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the State Street Research Institutional Core Fixed Income Fund, State Street Research Institutional Core Plus Fixed Income Fund, State Street Research Institutional Large Cap Growth Fund, and State Street Research Institutional Large Cap Analyst Fund, each a series of State Street Research Institutional Funds ("Trust"), was convened on April 22, 2002 ("Meeting"). The results of the Meeting are set forth below.

                                                                        VOTES (MILLIONS OF SHARES)
                                                                  (COMBINED FOR ALL SERIES OF THE TRUST)
                                                                  --------------------------------------
ACTION ON PROPOSAL                                                    FOR                     WITHHELD
---------------------------------------------------------------------------------------------------------------
The following persons were elected as Trustees:

Bruce R. Bond                                                         15.6                       0

Richard S. Davis                                                      15.6                       0

Steve A. Garban                                                       15.6                       0

Dean O. Morton                                                        15.6                       0

Susan M. Phillips                                                     15.6                       0

Toby Rosenblatt                                                       15.6                       0

Michael S. Scott Morton                                               15.6                       0

James M. Storey                                                       15.6                       0

                                                                                             NUMBER OF FUNDS IN          OTHER
                                        TERM OF OFFICE                                        FUND COMPLEX            DIRECTORSHIPS
 NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING         OVERSEEN BY               HELD BY
  AND AGE (a)           WITH FUND       TIME SERVED (b)          PAST 5 YEARS               TRUSTEE/OFFICER (c)      TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES

Bruce R. Bond         Trustee          Since 2002       Retired; formerly Chairman                28             Ceridian
(56)                                                    of the Board, Chief                                      Corporation
                                                        Executive Officer and
                                                        President, PictureTel
                                                        Corporation (video
                                                        conferencing systems)

Steve A. Garban       Trustee          Since 2002       Retired; formerly Senior                  48             Metropolitan Series
(64)                                                    Vice President for Finance                               Fund, Inc.(d)
                                                        and Operations and
                                                        Treasurer, The Pennsylvania
                                                        State University

Dean O. Morton        Trustee          Since 2002       Retired; formerly Executive               48             The Clorox Company;
(70)                                                    Vice President, Chief                                    KLA-Tencor
                                                        Operating Officer and                                    Corporation; BEA
                                                        Director, Hewlett-Packard                                Systems, Inc.;
                                                        Company (computer manuafacturer)                         Cepheid; Pharsight
                                                                                                                 Corporation; and
                                                                                                                 Metropolitan Series
                                                                                                                 Fund, Inc.(d)

Susan M. Phillips     Trustee          Since 2002       Dean, School of Business                  28             None
(57)                                                    and Public Management,
                                                        George Washington
                                                        University; formerly a
                                                        member of the Board of
                                                        Governors of the Federal
                                                        Reserve System; and
                                                        Chairman and Commissioner
                                                        of the Commodity Futures
                                                        Trading Commission

Toby Rosenblatt       Trustee          Since 2002       President, Founders                       48             A. P. PHARMA, Inc.;
(64)                                                    Investments Ltd.                                         and Metropolitan
                                                        (investments); formerly                                  Series Fund,
                                                        President, The Glen Ellen                                Inc.(d)
                                                        Company (private investment
                                                        firm)

Michael S. Scott      Trustee          Since 2002       Jay W. Forrester Professor                48             Metropolitan Series
Morton (65)                                             of Management, Sloan School                              Fund, Inc.(d)
                                                        of Management,
                                                        Massachusetts Institute of
                                                        Technology

James M. Storey       Trustee          Since 1999       Attorney; formerly Partner,               28             SEI Investments
(71)                                                    Dechert (law firm)                                       Funds (consisting
                                                                                                                 of 104 portfolios);
                                                                                                                 The Massachusetts
                                                                                                                 Health & Education
                                                                                                                 Tax-Exempt Trust

INTERESTED
TRUSTEE

Richard S. Davis(e)   Trustee          Since 2000       Chairman of the Board,                    28             None
(56)                                                    President and Chief
                                                        Executive Officer, State
                                                        Street Research &
                                                        Management Company;
                                                        formerly Senior Vice
                                                        President, Fixed Income
                                                        Investments, Metropolitan
                                                        Life Insurance Company; and
                                                        Managing Director, J.P.
                                                        Morgan Investment Management

                                                                                             NUMBER OF FUNDS IN          OTHER
                                        TERM OF OFFICE                                        FUND COMPLEX            DIRECTORSHIPS
 NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING         OVERSEEN BY               HELD BY
  AND AGE (a)           WITH FUND       TIME SERVED (b)          PAST 5 YEARS               TRUSTEE/OFFICER (c)      TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Christopher C.        Vice President   Since 2001       Managing Director, State                   5             None
Abbott (45)                                             Street Research & Management
                                                        Company; formerly Executive
                                                        Vice President, State
                                                        Street Research & Management
                                                        Company; Senior Managing
                                                        Director, Pioneer Investments;
                                                        and Northeast Team Leader,
                                                        Institutional Management
                                                        Group, Putnam Investments

Maureen G. Depp       Vice President   Since 2001       Managing Director, State                   9             None
(48)                                                    Street Research & Management
                                                        Company; formerly Senior
                                                        Vice President, State Street
                                                        Research & Management Company

Donald G. DeVeuve     Vice President   Since 2001       Senior Vice President, State              11             None
(45)                                                    Street Research & Management
                                                        Company; formerly Vice
                                                        President, State Street
                                                        Research & Management Company

Bruce A. Ebel         Vice President   Since 1999       Senior Vice President, State               9             None
(46)                                                    Street Research & Management
                                                        Company; formerly Vice
                                                        President and portfolio
                                                        manager, Loomis, Sayles &
                                                        Company, L.P.

Miren Etcheverry      Vice President   Since 2002       Senior Vice President, State              11             None
(47)                                                    Street Research & Management
                                                        Company; formerly portfolio
                                                        manager, Credit Agricole Asset
                                                        Management; and portfolio
                                                        manager, John Hancock Funds

Rosalina Feliciano    Vice President  Since 2001        Senior Vice President, State              11             None
(38)                                                    Street Research & Management
                                                        Company; formerly Vice President,
                                                        State Street Research &
                                                        Management Company

Evan S. Grace         Vice President   Since 2001       Vice President, State Street               5             None
(33)                                                    Research & Management Company

Clifford Krauss       Vice President   Since 2001       Managing Director, State Street            5             None
(47)                                                    Research & Management Company;
                                                        formerly Senior Vice President,
                                                        State Street Research &
                                                        Management Company; Director,
                                                        U.S. Equity Research and
                                                        Managing Director, Trust
                                                        Company of the West; and
                                                        Manager of U.S Equity Research
                                                        and portfolio manager, Eaton
                                                        Vance Management

                                                        Senior Vice President, State
                                                        Street Research & Management
Knut Langholm         Vice President   Since 2000       Company; formerly Vice                     5             None
(42)                                                    President, State Street
                                                        Research & Management Company

John S. Lombardo      Vice President   Since 2001       Managing Director, Chief                  28             None
(47)                                                    Financial Officer and Director,
                                                        State Street Research &
                                                        Management Company; formerly
                                                        Executive Vice President, State
                                                        Street Research & Management
                                                        Company; and Senior Vice
                                                        President, Product and
                                                        Financial Management,
                                                        MetLife Auto & Home

                                                                                             NUMBER OF FUNDS IN          OTHER
                                        TERM OF OFFICE                                        FUND COMPLEX            DIRECTORSHIPS
 NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING         OVERSEEN BY               HELD BY
  AND AGE (a)           WITH FUND       TIME SERVED (b)          PAST 5 YEARS               TRUSTEE/OFFICER (c)      TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONT.)

Eleanor H. Marsh      Vice President   Since 2001       Senior Vice President, State              11             None
(42)                                                    Street Research & Management
                                                        Company; formerly Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company; and analyst and
                                                        portfolio manager, Evergreen
                                                        Investment Management
                                                        Company

Jeffrey A. Rawlins    Vice President   Since 1999       Managing Director, State                   5             None
(40)                                                    Street Research & Management
                                                        Company; formerly Senior Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company

Dan R. Strelow        Vice President   Since 2001       Managing Director, State                  17             None
(43)                                                    Street Research & Management
                                                        Company; formerly Executive
                                                        Vice President and Senior Vice
                                                        President, State Street
                                                        Research & Management Company

Benjamin W.           Vice President   Since 2001       Managing Director, State                   5             None
Thorndike (46)                                          Street Research & Management
                                                        Company; formerly Senior Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company; and Managing
                                                        Director, Scudder Kemper
                                                        Investments

Elizabeth M.          Vice President   Since 1999       Managing Director, State                   9             None
Westvold (42)                                           Street Research & Management
                                                        Company; formerly Senior Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company

Kennard P.            Vice President   Since 1999       Senior Vice President, State              16             None
Woodworth, Jr. (64)                                     Street Research & Management
                                                        Company

Douglas A. Romich     Treasurer        Since 2001       Senior Vice President and                 28             None
(45)                                                    Treasurer, State Street
                                                        Research & Management
                                                        Company; formerly Vice
                                                        President and Assistant
                                                        Treasurer, State Street
                                                        Research & Management Company

Francis J.            Secretary        Since 1999       Managing Director, General                28             None
McNamara, III (47)                                      Counsel and Secretary, State
                                                        Street Research & Management
                                                        Company; formerly Executive
                                                        Vice President, State Street
                                                        Research & Management Company


THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCLUDES FURTHER INFORMATION ABOUT THE FUNDS' TRUSTEES, AND IS AVAILABLE WITHOUT CHARGE, BY CONTACTING STATE STREET RESEARCH, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2690, OR BY CALLING TOLL-FREE 1-800-531-0131.

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

(e) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

This report must be preceded or accompanied by a current State Street Research Institutional Funds prospectus. To obtain a prospectus for any State Street Research Institutional fund call 1-800-531-0131. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.


 (C)2002 State Street Research Investment Services, Inc., One Financial Center,
                             Boston, MA 02111-2690